As filed with the Securities and Exchange Commission on December 19, 2012
File No. 333-56018

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[ ]

Pre-Effective Amendment No. 1	[X]

Post-Effective Amendment No. ___	[ ]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 W. 61st Place
Shawnee Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)

(913) 384-1513
(Registrant’s Telephone Number, Including Area Code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement is declared effective under the Securities Act of 1933, as amended.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:	Shares of common stock, no par value per share, of the Buffalo International Fund

BUFFALO FUNDS

Buffalo China Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-800-49-BUFFALO
(1-800-492-8332)
December 21, 2012

Dear Shareholder,

We are sending this information to you because you are a shareholder of the Buffalo China Fund (the “China Fund”), a series of Buffalo Funds (the “Trust”).  After careful consideration, Kornitzer Capital Management, Inc. (“KCM”), the China Fund’s investment advisor, recommended, and the Trust’s Board of Trustees (the “Board”) approved, the reorganization of the China Fund into the Buffalo International Fund (the “International Fund”), an existing series of the Trust (the “Reorganization”).  KCM also serves as the investment advisor to the International Fund.

As further explained in the enclosed information statement/prospectus, upon satisfaction of the conditions set forth in the Agreement and Plan of Reorganization, your current shares in the China Fund will be exchanged for shares of the International Fund at the closing of the Reorganization.  This exchange is expected to be a tax-free exchange for shareholders. You may, however, purchase and redeem shares of the China Fund in the ordinary course until the last business day before the closing.  Purchase and redemption requests received after that time will be treated as purchase and redemption requests for shares of the International Fund received in connection with the Reorganization.

More information on the International Fund, reasons for the proposed Reorganization and benefits to China Fund shareholders is contained in the enclosed information statement/prospectus.  You should review the information statement/prospectus carefully and retain it for future reference.  Shareholder approval is not required to effect the Reorganization, which is expected to close on or about January 25, 2013.

Sincerely,

/s/ John C. Kornitzer
John C. Kornitzer, President and Chief Executive Officer
Kornitzer Capital Management, Inc.

INFORMATION STATEMENT/PROSPECTUS

December 21, 2012

REORGANIZATION OF

BUFFALO CHINA FUND
A series of Buffalo Funds

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-800-49-BUFFALO
(1-800-492-8332)

IN EXCHANGE FOR SHARES OF

BUFFALO INTERNATIONAL FUND
A series of Buffalo Funds

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-800-49-BUFFALO
(1-800-492-8332)

WE ARE NOT ASKING YOU FOR A PROXY AND
YOU ARE REQUESTED NOT TO SEND US A PROXY

This information statement/prospectus is being furnished to shareholders of the Buffalo China Fund (the “Target Fund” or the “China Fund”), a series of Buffalo Funds, in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between Buffalo Funds, on behalf of the Buffalo International Fund (the “Acquiring Fund” or the “International Fund”), a series of Buffalo Funds, and Buffalo Funds, on behalf of the Target Fund.  The Reorganization Agreement provides for the reorganization of the Target Fund into the Acquiring Fund (the “Reorganization”).  Buffalo Funds is an open-end investment management company organized as a Delaware statutory trust.  Kornitzer Capital Management, Inc. (“KCM”) is the investment advisor to both the Target Fund and the Acquiring Fund.  KCM will continue to be responsible for providing investment advisory or portfolio management services to the Acquiring Fund following the Reorganization.

If you need additional copies of this information statement/prospectus, please contact the China Fund at 1-800-49-BUFFALO (1-800-492-8332) or in writing at Buffalo China Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  Additional copies of this information statement/prospectus will be delivered to you promptly upon request.  For a free copy of the China Fund’s annual report for the fiscal year ended March 31, 2012 or its most recent semi-annual report, please contact the China Fund at 1-800-49-BUFFALO (1-800-492-8332), or in writing at Buffalo China Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

How the Reorganization Will Work

•	The Target Fund will transfer all of its assets and liabilities to the Acquiring Fund.

•
The Acquiring Fund will issue that number of shares of its common stock to the Target Fund in an amount that will equal, in aggregate net asset value, the aggregate net asset value of the shares of the Target Fund on the last business day preceding the closing of the Reorganization.

i

•
The Acquiring Fund will open accounts for the Target Fund shareholders, crediting the shareholders, in exchange for their shares of the Target Fund, with that number of full and fractional shares of the Acquiring Fund that are equivalent in aggregate net asset value to the aggregate net asset value of the shareholders’ shares in the Target Fund at the time of the Reorganization.

•	Buffalo Funds will then dissolve the Target Fund.

KCM and the Board carefully considered the proposed Reorganization, as well as potential alternatives for the Target Fund, including the liquidation of the Target Fund and the continued viability of the Target Fund as a stand alone entity.  After careful consideration, the Board approved the Reorganization.  A copy of the form of the Reorganization Agreement is attached to this information statement/prospectus as Appendix A .  The Reorganization Agreement is not required to be approved by the shareholders of the Target Fund.  Accordingly, shareholders of the Target Fund are not being asked to vote on or approve the Reorganization Agreement.

This information statement/prospectus sets forth the basic information regarding the Reorganization.  You should read it and keep it for future reference.

For simplicity, actions are described in this information statement/prospectus as being taken by either the Target Fund or the Acquiring Fund (which are collectively referred to as the “Funds” and are each referred to as a “Fund”), although all actions are actually taken by the Trust on behalf of the Funds.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this information statement/prospectus:

•
The Prospectus and Statement of Additional Information for both the Target Fund and the Acquiring Fund, dated June 29, 2012, are incorporated by reference to Post-Effective Amendment No. 33 to Buffalo Funds Registration Statement on Form N-1A (File No. 811-10303), filed with the SEC on June 29, 2012.

•
The audited financial statements of the Target Fund and the Acquiring Fund dated March 31, 2012 are incorporated by reference to the Annual Report of the Funds for the fiscal year ended March 31, 2012, filed on Form N-CSR (File No. 811-10303) with the SEC on June 8, 2012.

•	The Statement of Additional Information relating to this information statement/prospectus dated December 21, 2012.

This information statement/prospectus will be mailed on or about December 28, 2012 to shareholders of record of the Target Fund as November 30, 2012 (the “Record Date”).

Copies of these materials and other information about Buffalo Funds, the Target Fund and the Acquiring Fund are available upon request and without charge by writing to the addresses below, by visiting the Buffalo Funds website at www.buffalofunds.com, or by calling the telephone number listed as follows:

Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-800-49-BUFFALO
(1-800-492-8332)

Shareholder approval is not required to effect the Reorganization.  No action on your part is required to effect the Reorganization.

The SEC has not approved or disapproved the Acquiring Fund shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this information statement/prospectus.  Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this information statement/prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds.

ii

Table of Contents

Table of Contents - Information Statement

SUMMARY

The following is a summary of more complete information appearing later in this information statement/prospectus or incorporated herein.  You should read carefully the entire information statement/prospectus, including the Reorganization Agreement, the form of which is attached as Appendix A, because it contains details that are not in the summary.

As used in this information statement/prospectus, the term “Reorganization” refers collectively to: (1) the transfer of all of the assets and liabilities of the Target Fund to the Acquiring Fund; (2) the issuance of shares of common stock by the Acquiring Fund to the Target Fund in an amount that will equal, in aggregate net asset value, the aggregate net asset value of the shares of the Target Fund on the last business day preceding the closing of the Reorganization; (3) the opening of accounts by the Acquiring Fund for the Target Fund shareholders, the crediting of Target Fund shareholders, in exchange for their shares of the Target Fund, with that number of full and fractional shares of the Acquiring Fund that are equivalent in aggregate net asset value to the aggregate net asset value of  the shareholders’ shares in the Target Fund at the time of the Reorganization; and (4) the dissolution of the Target Fund.

The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  For information on the tax consequences of the Reorganization, see the sections entitled “Summary – Federal Income Tax Consequences of the Reorganization” and “Information About the Reorganization – Federal Income Tax Consequences” in this information statement/prospectus.

After careful consideration, the Board has determined that merging the Target Fund into the Acquiring Fund will result in lower fees and expenses and increased economies of scale, and is, therefore, in the best interests of the shareholders of the Target Fund.  The Reorganization Agreement provides that all expenses of the Reorganization will be borne by KCM.

Comparison of the Target Fund to the Acquiring Fund

The following table presents a side-by-side comparison of the Target Fund to the Acquiring Fund.  The Funds have similar investment objectives, strategies and risks, with the exception of the Target Fund’s non-fundamental policy of investing at least 80% of its net assets in the securities of the China Companies, described in greater detail below under “Primary Investments.”

	Target Fund	Acquiring Fund
Form of Organization	A diversified series of the Trust, an open-end investment management company organized as a Delaware statutory trust.	Same.
Net Assets as of November 30, 2012	$21,188,681	$75,270,737
Net Asset Value (“NAV”) per share as of November 30, 2012	$7.25	$9.76
Investment Advisor and Portfolio Managers	Investment Advisor: Kornitzer Capital Management, Inc. (the “Advisor”) Portfolio Managers: William Kornitzer, CFA, Nicole Kornitzer, CFA, and Yulin Li, CFA, CPA.	Investment Advisor: Same. Portfolio Managers: William Kornitzer, CFA and Nicole Kornitzer, CFA.

Table of Contents - Information Statement

Target Fund	Acquiring Fund
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year	The total operating expense ratio for the fiscal year ended March 31, 2012 was 1.80%.	The total operating expense ratio for the fiscal year ended March 31, 2012 was 1.15%, which includes Acquired Fund Fees and Expenses of 0.01%.
Investment Objective	Long-term growth of capital.	Same.
Primary Investments
The Fund may invest in China Companies of any size.  The Fund considers China Companies to be those companies which meet at least one of the following criteria:

• are organized under the laws of, or with a principal office in, the People’s Republic of China or its administrative and other districts, including Hong Kong (“China”) (including companies which may not have a substantial economic presence in China); or

• issue securities for which the principal trading market is in China; or

• derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in China, or which have at least 50% of their assets in China.

The Fund may invest directly or indirectly in foreign securities or foreign currencies of both developed and developing countries.  For purposes of the Acquiring Fund’s investments, “foreign securities” means those securities issued by companies:

• that are organized under the laws of, or with a principal office in, a country other than the U.S. and issue securities for which the principal trading market is in a country other than the U.S.; or

• that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in a country other than the U.S., or have at least 50% of their assets in a country other than the U.S.

Investment Strategies
Investment Strategies.  In addition to its primary investments in common stocks, the Target Fund may make equity investments in preferred stock, warrants, rights and securities convertible into common stock of China Companies, as well as interests in trusts or depositary receipts including ADRs, European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”) that represent indirect ownership interests in China Companies.  In addition to direct investments in securities of China Companies, the Fund may invest in other investment companies, including, but not limited to, exchange-traded funds (“ETFs”) that invest in China Companies.  The China Fund’s China Company portfolio securities are typically listed and traded in the United States (on the NASDAQ and NYSE) and Hong Kong (on the Hong Kong Stock Exchange), but the Fund is authorized to invest in China Companies traded on any recognized securities exchange, including China’s Class A-Share and B-Share market, Taiwan, Singapore or London exchanges.
The Target Fund may also invest indirectly in China Companies through equity-linked notes, although these investments are limited to 30% of the Fund’s net assets.

In addition to the Target Fund’s main investments, the Fund may invest up to 20% of its net assets in domestic or foreign securities of companies that do not qualify as China Companies, but which the portfolio managers expect to benefit from developments in the Chinese economy.  Companies in which the Fund may invest may be in any sector and of any size market capitalization; provided that the Advisor believes that the company’s securities will appreciate in value as a result of developments in the Chinese economy.

The Fund’s investments are selected with a value orientation and a long-term investment horizon.  The Fund’s portfolio managers primarily utilize a bottom-up approach, focusing initially on each company’s fundamental characteristics.  The Fund seeks to invest in companies with: strong profits and/or cash flow generation; strong financial characteristics and growth potential; undervalued assets; and/or strong management teams.  Once attractive candidates are identified, the Fund seeks to invest in companies that are trading below their intrinsic values, as estimated by the Fund’s portfolio managers.

When consistent with the Target Fund’s investment objective, strategies and policies, the Fund may invest up to 20% of its net assets in debt securities of China Companies if the debt securities present an opportunity for capital appreciation, up to 10% of which may be rated less than Baa, by Moody’s or BBB by S&P (commonly referred to as “junk bonds”), or in unrated debt securities of similar quality, based on the Advisor’s fundamental analysis of the issuer and of rated bonds issued by similar issuers.  This would occur if the Advisor evaluates a convertible debt instrument as having a significant equity component with potential for capital appreciation or the debt securities into which the Fund would invest would be a standard loan that is repayable in cash, but which is linked to the receipt of warrants in the underlying company as part of the transaction.  The Target Fund relies on the Advisor to undertake a careful analysis to determine the creditworthiness of the issuers of rated debt (on debt ratings by Moody’s or S&P), as well as the issuers of debt not rated by Moody’s or S&P.

Investment Strategies.  Under normal circumstances, the Acquiring Fund does not expect its investments in emerging markets to exceed 35% of its net assets.  Equity securities in which the Acquiring Fund will invest include common stocks, preferred stocks, convertible securities, warrants, rights and depositary receipts.  The Fund’s investments in depositary receipts may include sponsored or unsponsored ADRs, EDRs or GDRs.  The Acquiring Fund may invest in securities of companies of any size.  The Acquiring Fund invests primarily in equity securities of established companies that are economically tied to various countries throughout the world (excluding the U.S.).

In selecting securities for the Acquiring Fund, the Advisor uses a bottom-up approach in choosing investments.  In its selection process, the Advisor seeks to identify a broad mix of foreign companies that are expected to benefit from longer-term industry, technological, or global trends.  The Advisor also selects securities based on: (1) fundamental analysis of industries and the economic cycle; (2) company-specific analysis such as product cycles and quality of management; and (3) rigorous valuation analysis.  In making portfolio selections for the Acquiring Fund, the Advisor will also consider the economic, political and market conditions of the various countries in which the Fund may invest.  The Advisor may sell the Acquiring Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

Table of Contents - Information Statement

Target Fund	Acquiring Fund
Temporary Strategies
The Fund intends to hold some portion of its assets in cash or high quality, short-term debt obligations and money market instruments for reserves to cover redemptions and unanticipated expenses.  There may be times, when the Fund may respond to market, economic, political or other considerations by investing up to 100% of its assets in high quality, short-term debt securities.  During those times, the Fund may not achieve its investment objective and, instead, will focus on preserving your investment.

To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.
Same.
Fundamental and Non-Fundamental Investment Policies and Restrictions
For a more complete description of the Fund’s fundamental and non-fundamental investment policies and restrictions, see “Additional Information About the Funds,” below.
In general, the Fund has adopted fundamental policies that, subject to certain exceptions, restrict the Fund with respect to the following activities: (1) with respect to 75% of its assets, purchasing more than a certain amount in any one issuer; (2) investing directly in real estate or interests in real estate; (3) acting as an underwriter of securities issued by others; (4) lending any security or making any other loan; (5) borrowing money or issuing senior securities; (6) concentrating its investments in any particular industry or group of industries; and (7) purchasing or selling physical commodities.

The Fund has also adopted the non-fundamental policies that, subject to certain exceptions restrict the Fund with respect to the following activities: (1) investing in other investment companies up to certain limits; (2) holding more than 15% of its net assets in illiquid securities; (3) investing in another company for the purpose of exercising control; (4) purchasing additional securities when Fund borrowings exceed 5% of Fund assets; (5) provide shareholders with 60 days’ prior notice before changing its policy of investing at least 80% of its assets according to its principal investment strategy.  The Fund may change it’s non-fundamental restrictions without obtaining the approval of its shareholders.

With the exception of the China Fund’s non-fundamental restriction on changing its policy of investing at least 80% of its assets according to its principal investment strategy, the International Fund’s Fundamental and Non-Fundamental Investment Restrictions are identical to those of the Target Fund.

Table of Contents - Information Statement

Target Fund	Acquiring Fund
Management and Other Fees
Management Fee.  The Fund pays a management fee to KCM of 1.50% of the Fund’s average daily net assets.

Other Fees.  The Fund pays a separate fee for administration, fund accounting and transfer agency services to U.S. Bancorp Fund Services, LLC (“USBFS”).  Additionally, the Fund pays separate fees for custodial services to U.S. Bank National Association (“US Bank”).
Management Fee. The Fund pays a management fee to KCM of 1.00% of the Fund’s average daily net assets. Other Fees. Same.
Sales Charges	The Fund does not impose sales commissions on investments in the Fund.	Same.
Distribution and Rule 12b-1 Fees	There are no Rule 12b-1 distribution fees charged on investments in the Fund.	Same.

Table of Contents - Information Statement

Comparison of Principal Risks of Investing in the Funds

A discussion regarding principal risks of investing in the Funds is set forth below.  Where applicable, differences between the Target Fund and the Acquiring Fund have been highlighted.  The risks specific to the Target Fund’s policy of investing at least 80% of its net assets in China Companies, as described below, apply only to the Target Fund and not the Acquiring Fund.  This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Funds’ Prospectus and the Statement of Additional Information.  As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  The following are the principal risks that could affect the value of your investment:

China Companies Risk (Principal risk of the Target Fund only) – In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates.  The Chinese government could, at any time, alter or discontinue any existing economic reform programs.

Market Risk (Both Funds) – The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Management Risk (Both Funds) – Management risk means that your investment in a Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk (Both Funds) – Equity securities held by a Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stocks are generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stocks.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights.  The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Table of Contents - Information Statement

Large-Cap Company Risk (Both Funds) – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

Mid-Cap Company Risk (Both Funds) – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, financial resources, product diversification and competitive strengths.  Therefore, such securities may be more volatile and less liquid than large-cap companies.

Small-Cap Company Risk (Both Funds) – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, financial resources, product diversification and competitive strengths.  Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.

Convertible Securities Risk (Both Funds) – Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.  The credit standing of the company and other factors also may have an effect on a convertible security’s investment value.

Debt Securities Risk (Principal risk of the Target Fund only; applies to the Acquiring Fund as a non-principal risk) – Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund.  Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.  The Acquiring Fund does not invest in debt securities as a principal strategy.

Shares of Other Investment Companies Risk (Principal risk of the Target Fund only; applies to the Acquiring Fund as a non-principal risk) – The Fund will indirectly bear fees and expenses charged by other investment companies in which the Fund invests, in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the other investment companies.  The Acquiring Fund does not invest in other investment companies as a principal strategy.

ETF Risk (Principal risk of the Target Fund only; applies to the Acquiring Fund as a non-principal risk) – The Fund will bear the indirect fees and expenses charged by ETFs in which the Fund invests in addition to its own direct fees and expenses, as well as indirectly bearing the principal risks of those ETFs.  ETFs are subject to the risk that the market price of an ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.  The Acquiring Fund does not invest in ETFs as a principal strategy.

Foreign Risk (Both Funds) – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs, EDRs or GDRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Table of Contents - Information Statement

Emerging Markets Risk (Both Funds) – Emerging markets are markets of countries, such as China, in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

Currency Risk (Both Funds) – When a Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  Other countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit a Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets at risk of total loss.

Geographic Concentration Risk (Principal risk of the Target Fund only) – Because the Target Fund invests its assets primarily in China Companies, it is subject to greater risks of adverse events that occur in that region, including political, social, religious or economic disruptions occurring in countries in which the Target Fund is not invested.

Past Performance

The performance information below provides some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year and by showing how the Funds’ average annual returns for one and five years (in the case of the Target Fund) and since inception compare with those of a broad measure of market performance and the returns of additional indexes of securities with characteristics similar to those that the Funds typically hold.  The performance information, before and after taxes, is not necessarily an indication of how the Funds will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

CHINA FUND
Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return (through September 30, 2012) = 5.46%
Best Quarter through December 31, 2011: June 30, 2009 = 33.94%
Worst Quarter through December 31, 2011: September 30, 2008 = (30.07%)

Table of Contents - Information Statement

INTERNATIONAL FUND
Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return (through September 30, 2012) = 12.50%
Best Quarter through December 31, 2011: June 30, 2009 = 31.64%
Worst Quarter through December 31, 2011: September 30, 2008 = (21.68%)

Average Annual Total Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own shares of a Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

For the periods ended December 31, 2011	1 Year	5 Years	Since Inception (12/18/2006)
Buffalo China Fund
Return Before Taxes	-23.59%	-6.67%	-6.06%
Return After Taxes on Distributions	-23.47%	-7.21%	-6.60%
Return After Taxes on Distributions and Sale of Fund Shares	-15.19%	-5.67%	-5.17%
MSCI China Free Index (reflects no deduction for fees, expenses or taxes)	-18.41%	2.52%	4.23%
Hang Seng Index (reflects no deduction for fees, expenses or taxes)	-19.97%	-1.58%	-0.80%

For the periods ended December 31, 2011	1 Year	5 Years	Since Inception (9/28/2007)
Buffalo International Fund
Return Before Taxes	-13.82%	N/A	-3.60%
Return After Taxes on Distributions	-13.75%	N/A	-3.55%
Return After Taxes on Distributions and Sale of Fund Shares	-8.74%	N/A	-2.89%
MSCI AC World Index Ex USA® (reflects no deduction for fees, expenses or taxes)	-13.71%	N/A	-7.00%
Lipper International Funds Index® (reflects no deduction for fees, expenses or taxes)	-14.48%	N/A	-7.52%

The Funds’ Fees and Expenses

The following Summary of Fund Expenses shows the current fees and expenses for the Target Fund compared to those of the Acquiring Fund (based on the fiscal year ended March 31, 2012) and the pro forma fees and expenses of the Acquiring Fund for the same period assuming the Reorganization had occurred on March 31, 2012.  As a result of the reorganization, Target Fund shareholders will see a reduction in Annual Fund Operating Expenses, as indicated in the table below.

Table of Contents - Information Statement

Summary of Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Target Fund	Acquiring Fund	Acquiring Fund (Pro Forma)
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Fund	Acquiring Fund	Acquiring Fund (Pro Forma)
Management Fees	1.50%	1.00%	1.00%
Other Expenses	0.30%	0.14%	0.13%
Acquired Fund Fees and Expenses	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.80%	1.15%	1.14%
(1)
The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example of Effect on Fund Expenses

The Example is intended to help you compare the costs of investing in the Target Fund with the cost of investing in the Acquiring Fund, assuming the Reorganization has been completed.  The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that each Fund’s total operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund	$183	$566	$975	$2,116
Acquiring Fund	$117	$365	$633	$1,398
Acquiring Fund (pro forma)	$116	$362	$628	$1,386

Other Consequences of the Reorganization

Management Fee: KCM serves as the investment advisor to both the Target Fund and the Acquiring Fund. After the Reorganization, KCM will continue to serve as the investment advisor to the Acquiring Fund.

Target Fund Management Fee – Paid to KCM	Acquiring Fund Management Fee – Paid to KCM
1.50%	1.00%

Under the investment advisory agreement between KCM and Buffalo Funds, on behalf of the Acquiring Fund, the annual management fee payable by the Acquiring Fund is 0.50% lower than the rate payable to KCM by the Target Fund.  The investment advisory agreements are further described under “Additional Information About the Funds – Investment Advisory Agreement,” below.

Information Regarding Purchases, Exchanges and Redemption of Shares of the Target Fund and Acquiring Fund

Buying Shares.  You may buy shares directly from the Target Fund and Acquiring Fund through the Funds’ transfer agent or through third-party financial intermediaries.  The minimum initial and subsequent investment amounts are shown below.

Minimum Investment Amount
	Initial	Subsequent
Regular Accounts (unless opened via an exchange)	$ 2,500	$ 100
Exchange from another Buffalo Fund	$ 1,000	$ 100
Automatic Investment Plan	$ 100	$ 100
IRA and Uniform Transfer/Gifts to Minors Accounts	$ 250	$ 100
SEPs, Coverdell ESAs, and SAR-SEPs	$ 250	$ 100

Table of Contents - Information Statement

Exchange Privilege.  You may exchange existing shares ($1,000 minimum exchange for new accounts) for shares in another Buffalo Fund.  Shares must be exchanged into an identically-registered account(s).

Selling Shares.  You may withdraw proceeds from your account at any time.  Your NAV for a redemption will be the next computed NAV after your request is received by the Fund, its agents or an authorized financial intermediary in “good order”.  If the account is registered in your name, you may sell your shares by contacting the Fund by mail or telephone as described in detail in the Fund’s Prospectus.  Redemptions may also be made through third-party financial intermediaries, such as fund supermarkets or broker-dealers, who may charge a commission or other transaction fee.

If you redeem shares within 60 days of purchase, you may be subject to a Redemption Fee equal to 2.00% of the amount redeemed.

Portfolio Turnover

The Target Fund and the Acquiring Fund each pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Funds’ performance.  During the most recent fiscal period ended March 31, 2012, the portfolio turnover rate for the Target Fund was 94% and the portfolio turnover rate for the Acquiring Fund was 29%.

Federal Income Tax Consequences of the Reorganization

As a non-waivable condition to the Reorganization, the Funds will receive upon the closing of the Reorganization an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes within the meaning of Section 368(a) of the Code.  Accordingly, neither the Funds nor their shareholders will recognize any gain or loss for federal income tax purposes as a result of the Reorganization.  In addition, the tax basis and the holding period of the Acquiring Fund shares received by each shareholder of the Target Fund in the Reorganization will be the same as the tax basis and holding period of the Target Fund shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the Acquiring Fund shares received, the Target Fund’s shares given up must have been held as capital assets by the shareholder.

It is expected that a portion of the portfolio assets of the Target Fund may be sold prior to and in connection with the Reorganization.  As of the date of this Information Statement, no specific holdings of the Target Fund have been selected to be sold in connection with the Reorganization.  The actual tax effect of sales of Target Fund assets depends on the difference between the price at which such portfolio assets are sold and the tax basis in such assets of the Target Fund.  Any capital gains recognized in these sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to the Target Fund shareholders.

See “Information About the Reorganization – Federal Income Tax Consequences,” below for additional tax information.

* * * * * * * * * * * * *

The preceding is only a summary of certain information contained in this information statement/prospectus relating to the Reorganization.  This summary is qualified by reference to the more complete information contained elsewhere in this information statement/prospectus, the Prospectus and Statement of Additional Information of the Target Fund and the Acquiring Fund, and the Reorganization Agreement.  Shareholders should read this entire information statement/prospectus carefully.

Table of Contents - Information Statement

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization.  The Reorganization is part of the continuing effort by KCM to streamline and rationalize the Buffalo Funds mutual fund portfolio offerings.  After careful consideration, the Board has determined that there was no meaningful distinction between investment objectives, investment strategies, risk and portfolios of the Target Fund and the Acquiring Fund, with the exception of the Target Fund’s focus on investments in China Companies.  While the principal investment strategies differ in that the Target Fund’s strategy focuses specifically on securities of China Companies, the Target Fund portfolio securities fit within the investment policies of the Acquiring Fund, although it is expected that some portfolio securities of the Target Fund may be sold as a result of the Reorganization.  In addition, two of the Target Fund’s portfolio managers are also portfolio managers of the Acquiring Fund, resulting in the duplication of portfolio management efforts, as the Funds investment portfolios are constructed using similar techniques, notably a bottom-up approach in selecting securities.  This method of construction requires that the portfolio managers perform rigorous fundamental analysis of potential securities.  As a result, KCM recommended, and the Board approved, the Reorganization of the smaller Target Fund into the larger Acquiring Fund.  In considering KCM’s recommendation, the Board considered a number of factors which are discussed in more detail below, including potential alternatives to the Reorganization.  Pursuant to the Reorganization Agreement, KCM has agreed to bear all expenses incurred in connection with the Reorganization.

Following the Reorganization, the investment advisory fee paid by the Acquiring Fund (1.00% of the Fund’s average daily net assets) will be lower than the advisory fee paid by the Target Fund (1.50% of the Fund’s average daily net assets).

Reorganization Agreement.  The Reorganization Agreement sets forth the terms by which the Target Fund will be reorganized into the Acquiring Fund.  The form of the Reorganization Agreement is attached as Appendix A   and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement.  The following sections summarize the material terms of the Reorganization Agreement and the federal income tax treatment of the reorganization.

The Reorganization.  The Reorganization Agreement provides that upon the transfer of all of the assets and liabilities of the Target Fund to the Acquiring Fund, the Acquiring Fund will issue to the Target Fund that number of full and fractional Acquiring Fund shares having an aggregate net asset value equal in value to the aggregate net asset value of the Target Fund, calculated as of the closing date of the Reorganization (the “Closing Date”).  The Target Fund will redeem its shares in exchange for the Acquiring Fund shares received by it and will distribute such shares to the shareholders of the Target Fund in complete liquidation of the Target Fund.  Target Fund shareholders will receive Acquiring Fund shares based on their respective holdings in the Target Fund as of the last business day preceding the Closing Date (the “Valuation Time”).  It is expected that some securities of the Target Fund may be sold as a result of the Reorganization.

Upon completion of the Reorganization, each shareholder of the Target Fund will own that number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Target Fund as of the Valuation Time.  Such shares will be held in an account with the Acquiring Fund identical in all material respects to the account currently maintained by the Target Fund for such shareholder.

Until the Valuation Time, shareholders of the Target Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Target Fund’s transfer agent of a redemption request in proper form.  Redemption and purchase requests received by the transfer agent after the Valuation Time will be treated as requests received for the redemption or purchase of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization.  After the Reorganization, all of the issued and outstanding shares of the Target Fund will be canceled on the books of the Target Fund and the transfer agent’s books of the Target Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel addressed to the Target Fund and the Acquiring Fund with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement.  Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of the Reorganization will be at the close of business on January 25, 2013, or such other date as is agreed to by the parties.

Table of Contents - Information Statement

The Reorganization Agreement may not be changed except by an agreement signed by each party to the Agreement.

Federal Income Tax Consequences.  Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganization to shareholders of the Target Fund.  This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this information statement/prospectus, all of which may change, possibly with retroactive effect.  Any such changes could alter the tax consequences described in this summary.

This discussion of material U.S. federal income tax consequences of the Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of Target Fund shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules.

In addition, this discussion does not address any other state, local or foreign income tax or non-income tax consequences of the Reorganization or of any transactions other than the Reorganization.

Note: Target Fund shareholders are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganization and the other transactions contemplated herein.

The Target Fund and the Acquiring Fund will receive an opinion from the law firm of Godfrey & Kahn, S.C. substantially to the effect that, based on certain facts, assumptions and representations made by the Target Fund and the Acquiring Fund, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(a)   The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Target Fund and the Acquiring Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

(b)   No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund’s liabilities or upon the distribution of the Acquiring Fund Shares to the Target Fund’s shareholders in exchange for their shares of the Target Fund, except for (1) any gain or loss recognized on (i) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (ii) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (2) any other gain or loss required to be recognized by reason of the reorganization (i) as a result of the closing of the tax year of the Target Fund, (ii) upon termination of a position, or (iii) upon the transfer of an asset regardless of whether such transfer would otherwise be a nontaxable transaction under the Code.

(c)   No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Target Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund.

(d)   The aggregate tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the aggregate tax basis of such assets to the Target Fund immediately prior to the Reorganization.

(e)   The holding period of the assets of the Target Fund received by the Acquiring Fund, other than any asset with respect to which gain or loss is required to be recognized as described in (b), above, will include the holding period of those assets in the hands of the Target Fund immediately prior to the Reorganization.

(f)   No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund Shares for the Acquiring Fund Shares (including fractional shares to which they may be entitled).

(g)   The aggregate adjusted tax basis of the Acquiring Fund Shares received by the shareholders of the Target Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate adjusted tax basis of the Target Fund Shares held by the Target Fund’s shareholders immediately prior to the Reorganization.

(h)   The holding period of the Acquiring Fund Shares received by the shareholders of the Target Fund (including fractional shares to which they may be entitled) will include the holding period of the Target Fund Shares surrendered in exchange therefore, provided that the Target Fund Shares were held as a capital asset on the Closing Date.

Table of Contents - Information Statement

It is expected that a portion of the portfolio assets of the Target Fund may be sold prior to and in connection with the Reorganization.  The actual tax effect of such sales depends on the difference between the price at which such portfolio assets are sold and the tax basis in such assets of the Target Fund.  Any capital gains recognized in these sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to the Target Fund shareholders.  The Reorganization will end the tax year of the Target Fund, and will therefore accelerate any distributions to shareholders from the Target Fund for its short tax year ending on the date of the Reorganization.  Those tax year-end distributions will be taxable and will include any undistributed capital gains resulting from portfolio turnover prior to the Reorganization.

For net capital losses arising in tax years beginning on or before December 22, 2010, the Funds are permitted to carry forward a net capital loss to offset capital gains, if any, realized during the eight years following the year of the loss, and each Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried.  For net capital losses arising in tax years beginning after December 22, 2010, the Funds may carry forward such losses, if any, indefinitely, and net capital losses generally retain their character as short-term or long-term.  If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.  Accordingly, the Funds do not expect to distribute any such offsetting capital gains.  The Funds cannot carry back or carry forward any net operating losses.

As of March 31, 2012, the accumulated capital loss carryforwards for federal income tax purposes which are available to each Fund, subject to the limitations discussed below, to offset future taxable capital gains are as follows:

	Expiration	Short-Term	Long-Term
Buffalo China Fund	March 31, 2017	$1,307,508	$--
	March 31, 2018	$7,794,631	$--
	March 31, 2019	$843,515	$--
	Unlimited	$919,459	$664,542
	Totals	$10,865,113	$664,542

Buffalo International Fund	March 31, 2017	$970,960	$--
	March 31, 2018	$2,976,289	$--
	Unlimited	$735,535	$809,320
	Totals	$4,682,784	$809,320

The Reorganization would impact the use of the Target Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current year capital losses, and unrealized losses that exceed certain thresholds) generally in the following manner: (1) the pre-acquisition losses, subject to the limitations described herein, would benefit the shareholders of the combined Fund, rather than only the shareholders of the Target Fund; (2) the amount of the pre-acquisition losses that could be utilized in any taxable year would equal the long-term tax-exempt rate at such time, multiplied by the aggregate net asset value of the Target Fund at the time of the Reorganization, and this yearly limitation would be increased by any capital gains realized after the Reorganization on securities held by the Target Fund that had unrealized appreciation at the time of the Reorganization; (3) for five years following the date of the Reorganization and assuming certain thresholds are exceeded, subsequently recognized gains that are attributable to appreciation in the Acquiring Fund’s portfolio at the time of the Reorganization cannot be utilized against any pre-acquisition losses of the Target Fund; and (4) the Target Fund’s loss carryforwards, as limited under the previous two rules, are permitted to offset that portion of the gains of the Acquiring Fund for the taxable year of the Reorganization that is equal to the portion of the Acquiring Fund’s taxable year that follows the date of the Reorganization (prorated according to the number of days).

Table of Contents - Information Statement

The combination of the above-referenced limitations on the use of the Target Fund’s loss carryforwards may result in a significant portion of the Target Fund’s loss carryforwards subject to the eight taxable year expiration referred to above expiring unused.  It should be noted that there would be no assurances that either Fund would be able to use such losses in the absence of the Reorganization.

The Reorganization would impact the use of the Acquiring Fund’s pre-acquisition losses generally in the following manner: (1) the shareholders of the combined Fund, subject to the limitations described herein, would benefit from the pre-acquisition losses rather than only the shareholders of the Acquiring Fund; and (2) for five years following the date of the Reorganization and assuming certain thresholds are exceeded, any gains recognized after the Reorganization that are attributable to appreciation in the Target Fund’s portfolio at the time of the Reorganization would not be able to be offset by any pre-acquisition losses of the Acquiring Fund.

The capital loss carryforwards and limitations described above may change significantly between now and the Reorganization Closing Date, expected to be approximately January 25, 2013.  Further, the ability of each Fund to use these losses (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses.  The combination of these factors on the use of loss carryforwards may result in some portion of the loss carryforwards of either or both of the Funds expiring unused.

As a result of the blending of tax attributes of the Target Fund and the Acquiring Fund (as affected by the rules discussed above), shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganization not occurred.

A successful challenge to the tax-free status of the Reorganization by the Internal Revenue Service (the “IRS”) would result in a Target Fund shareholder recognizing gain or loss with respect to each Target Fund share equal to the difference between that shareholder’s basis in the share and the fair market value, as of the time of the Reorganization, of the Acquiring Fund shares received in exchange therefor.  In such event, a shareholder’s aggregate basis in the shares of the Acquiring Fund received in the exchange would equal such fair market value, and the shareholder’s holding period for the shares would not include the period during which such shareholder held Target Fund shares.

If any of the representations or covenants of the parties as described herein is inaccurate, the tax consequences of the transaction could differ materially from those summarized above.  Furthermore, the description of the tax consequences set forth herein and the tax opinion to be issued as described hereunder will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position.  No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated.  No ruling has been or will be requested from the IRS in connection with this transaction.  No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein.  Therefore, shareholders may find it advisable to consult their own tax adviser as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.

Board Considerations

In considering and approving the Reorganization at a meeting held on November 16, 2012, the Board discussed the future of the Target Fund and the advantages of reorganizing the Target Fund into the Acquiring Fund.  Among other things, the Board also reviewed, with the assistance of outside legal counsel, the overall proposal for the Reorganization, the principal terms and conditions of the Reorganization Agreement, including that the Reorganization be consummated on a tax-free basis, and certain other materials provided prior to and during the meeting and at other meetings throughout the past year.

Table of Contents - Information Statement

In considering the Reorganization, the Board took into account a number of additional factors.  Some of the more prominent considerations are discussed further below.  The Buffalo Funds Board considered the following matters, among others and in no order of priority:

•	The Target Fund and the Acquiring Fund have the same investment objective of long-term growth of capital and have substantially similar principle investment strategies;

•	The fundamental investment restrictions are identical for the two Funds;

•	The KCM personnel that manage the Acquiring Fund also manage the Target Fund;

•	The Board will continue to oversee the Acquiring Fund;

•	The management fee for the Acquiring Fund is 0.50% lower than the management fee for the Target Fund;

•	Following the Reorganization, the total operating expense ratio for the Acquiring Fund, including acquired fund fees and expenses, is expected to be substantially less than for the Target Fund;

•	Neither the Target Fund nor the Acquiring Fund charge a 12b-1 fee;

•	The Reorganization, as contemplated by the Reorganization Agreement, will be a tax free reorganization;

•	The costs of the Reorganization, as contemplated by the Reorganization Agreement, will be borne by KCM; and

•	The interests of the current shareholders of the Target Fund and the Acquiring Fund will not be diluted as a result of the Reorganization.

The Board also considered alternatives to the Reorganization, such as the liquidation of the Target Fund.  In considering the alternative of liquidation, the Board noted that: (1) shareholders not wishing to become part of the Acquiring Fund could redeem their shares of the Target Fund at any time prior to closing without penalty; and (2) that the Reorganization would allow shareholders of the Target Fund who wished to retain their investment after the Reorganization to do so in a registered mutual fund with a similar investment strategy managed by the very same investment advisor and portfolio team in a substantially similar manner while, at the same time, retaining the full benefit of the use of the Target Fund’s capital loss carryforward amounts.  The Board also discussed the alternative of maintaining the Target Fund as a stand alone entity.  In this regard the Board considered that KCM was no longer inclined to maintain the management of the Target Fund as a separate entity, since it was so similar to the Acquiring Fund.  After consideration of the factors noted above, together with the resulting increase in economies of scale, lower fees and expenses and other factors and information considered to be relevant, the Board determined that the Reorganization is in the best interests of the Target Fund and Acquiring Fund shareholders.

Furthermore, the Board considered that Rule 17a-8(a)(3) permits a merger of affiliated companies without obtaining shareholder approval if certain conditions are met as noted below:

•	No fundamental policy of the merging company is materially different from the fundamental policies of the surviving company;

•	No advisory contract between the merging company is materially different from an advisory contract of the surviving company;

•
Trustees of the merging company who are not interested persons of the merging company and who were elected by its shareholders will comprise a majority of the trustees of the surviving company who are not interested persons of the surviving company; and

•	Any distribution fees authorized to be paid by the surviving company pursuant to Rule 12b-1 are no greater than the distribution fees of the merging company.

The Board noted that all these conditions had been met.  After consideration of the factors noted above, together with other factors and information considered to be relevant, the Board determined that the Reorganization is in the best interests of the Target Fund and Acquiring Fund shareholders, and accordingly, unanimously approved the Reorganization with the Acquiring Fund and the Reorganization Agreement.

Table of Contents - Information Statement

Valuation.  The Target Fund and the Acquiring Fund have the same Valuation Policy, which is more fully discussed in Appendix B   “Shareholder Information for the Acquiring Fund.”  There are no material differences between the valuation policies of the Funds.

Costs and Expenses of the Reorganization.  The Reorganization Agreement provides that all expenses of the Reorganization will be borne by KCM.  Such expenses include, without limitation:  (a) expenses associated with the preparation and filing of this information statement/prospectus; (b) postage; (c) printing; (d) accounting fees; and (e) legal fees incurred by the Trust.

Capitalization.  The following table sets forth the capitalization of the Target Fund, the Acquiring Fund and, on a pro forma basis, the successor Acquiring Fund, as of March 31, 2012, after giving effect to the Reorganization.

Fund Capitalization as of March 31, 2012	Net Assets	Shares Outstanding	Net Asset Value Per Share
Target Fund	$22,129,722	3,135,379	7.06
Acquiring Fund	$70,804,884	7,437,637	9.52
Acquiring Fund (Pro Forma)	$92,934,606	9,762,038	9.52

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Advisor.  Each Fund’s investment advisor is Kornitzer Capital Management, Inc.

Investment Policies And Restrictions. The fundamental investment policies and restrictions of the Target Fund and the Acquiring Fund are described below.  As the investment restrictions and limitations are considered to be “fundamental” policies, they may not be changed without approval of the holders of a “majority of the outstanding voting securities” (as that term is defined in the 1940 Act) of the Target Fund and the Acquiring Fund, respectively.  The fundamental investment restrictions are identical for both the Target Fund and the Acquiring Fund.

Fundamental Investment Restrictions
Diversification
As to 75% of its total assets, each Fund will not purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (this restriction does not apply to investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies).

Purchases and Sales of Real Estate
Each Fund will not engage in the purchase or sale of real estate (unless acquired as a result of ownership of securities or other instruments) provided that this restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein or investment in securities that are secured by real estate or interests therein.

Underwriting Activities
Each Fund will not underwrite the securities of other issuers (except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the 1933 Act).

Making Loans
Each Fund will not make loans if, as a result, more than the current statutory limit (currently 33 1/3%) of the Fund’s total assets would be lent to other parties, except that a Fund may: (a) purchase or hold debt securities or instruments; (b) enter into repurchase agreements; and (c) lend its securities, all as permitted under its investment strategies and policies as set forth in a Fund’s registration statement.

Borrowing and Issuance of Senior Securities
Each Fund will not borrow money or issue senior securities except as the 1940 Act, any rule thereunder, any SEC staff interpretation thereof or SEC exemptive order, may permit, provided that, a Fund may borrow in amounts not exceeding one-third of its total assets (including the amount borrowed) and may borrow up to 5% of its total assets for temporary purposes.

Concentration
Each Fund will not make investments that result in the concentration (as that term is defined by the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof) of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities, or securities of other investment companies).

Purchases and Sales
Each Fund will not purchase or sell physical commodities or commodities contracts (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions in securities secured by physical commodities) except that a Fund may purchase and sell: (a) marketable securities issued by companies that own or invest in commodities or commodities contracts; (b) currencies; and (c) commodities contracts relating to financial instruments such as financial futures and options thereon, futures contracts, options, forward contracts, floors, caps, collars and other financial instruments.

Table of Contents - Information Statement

The non-fundamental investment policies and restrictions of the Target Fund and the Acquiring Fund are described below.  Unless otherwise noted, the non-fundamental restrictions are identical both the Target Fund and the Acquiring Fund.  The Board may change these non-fundamental investment restrictions without shareholder approval.

Non-Fundamental Restrictions
Investments in Other Investment Companies
Each Fund is permitted to invest in other investment companies on the open market, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof or without regard to such percentage limits in connection with a corporate event (meaning a merger, reorganization, consolidation or similar transaction).  Current regulatory limits, with certain exceptions regarding a Fund’s investment in money market funds, allow a Fund to invest, outside of a corporate event, up to 5% of its total assets in the securities of any one investment company, without owning more than 3% of any investment company or having more than 10% of its total assets in the securities of other investment companies.  The Funds currently operate in accordance to the limit exemption provided by Section 12(d)(1)(F) of the 1940 Act.  The Funds also may not operate as a fund of funds that invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds.

Illiquid Securities
Each Fund will not invest more than 15% of its net assets in illiquid securities.  The Funds consider a security to be illiquid if it cannot, due to restrictions on trading or lack of trading and not market action, be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the security.

Exercise of Control	Each Fund will not invest in any issuer for purposes of exercising control or management.
Additional Purchases	Each Fund will not purchase additional securities when outstanding borrowings exceed 5% of the Fund’s total assets
Change in investment policy (Target Fund only)
The Target Fund will not change its investment policy of investing at least 80% of the Fund’s net assets according to the principal strategies described in the Fund’s prospectus without first providing shareholders with at least 60 days’ prior notice.

Table of Contents - Information Statement

Purchase, Redemption and Exchange Policies.  The purchase, redemption and exchange policies for the Funds are identical and are highlighted below.  For a more complete discussion of the Funds’ purchase, redemption and exchange policies, please see Appendix B .

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$100
Exchange from another Buffalo Fund	$1,000	$100
Automatic Investment Plan (“AIP”) Accounts	$100	$100
Individual Retirement Accounts (“IRA”) and Uniform Transfer/Gifts to Minors Accounts	$250	$100
SEPs, Coverdell ESAs, and SAR-SEPs	$250	$100

Purchase, Redemption and Exchange Policies	Target Fund	Acquiring Fund
Purchases	By telephone, Internet, mail, wire, through an AIP, through exchanges from another Buffalo Fund, and through a broker-dealer or other third-party financial intermediary.	Same.
Redemptions	By mail, wire, telephone, systematic withdrawal plan, or electronic funds transfer.	Same.
Exchange Privileges	Permitted between identically registered accounts.	Same.
Redemption Fees	2.00% of the amount redeemed within 60 days of purchase.	Same.
Market Timing Policies
The Fund does not allow market timers, and has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares.  These policies are implemented, in part, through the Fund’s redemption fee.  The Fund may also refuse to sell shares to market timers and will take actions necessary to stop market timing activity, including closing any account to new purchases believed to be held for a market timer.

Same.

Distributions.  The Target Fund and Acquiring Fund generally declare and distribute substantially all of their investment company taxable income and net capital gain, if any, at least annually, usually in December.

Tax Information.  Both Funds’ distributions are taxable, and are taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Target Fund or the Acquiring Fund through a broker-dealer or other financial intermediary (such as a bank), the Funds and/or their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Target Fund and/or the Acquiring Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Information Statement

Investment Advisory Agreement.  Under the advisory agreement with Buffalo Funds, on behalf of both the Target Fund and the Acquiring Fund, KCM supervises the management of the Funds’ investments and business affairs.  At its expense, KCM provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Funds.  As compensation for its services, the Target Fund pays to KCM a monthly advisory fee at the annual rate of 1.50% of the Fund’s average daily net assets, and the Acquiring Fund pays a monthly advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets.

Valuation.  The Target Fund and the Acquiring Fund have the same Valuation Policy, which is more fully discussed in Appendix B   “Shareholder Information for the Acquiring Fund.”  There are no material differences between the valuation policies of the Funds.

Description of the Securities to be Issued; Rights of Shareholders.  Set forth below is a description of the Acquiring Fund shares to be issued to the shareholders of the Target Fund in the Reorganization.  Also set forth below is a discussion of the rights of shareholders of each Fund.  Because both Funds are series of the Trust, the Funds’ shares have identical characteristics.

The following is a summary of the material rights of shareholders of the Acquiring Fund and Target Fund, but does not purport to be a complete description of these rights.  These rights may be determined in full by reference to the Delaware statute governing statutory trusts (the “Delaware Statute”), the Trust’s Agreement and Declaration of Trust, and the Trust’s Amended and Restated Bylaws (collectively, the “Governing Instruments”).  The Governing Instruments are subject to amendment in accordance with their terms.  Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”

Form of Organization.  Both the Target Fund and the Acquiring Fund are series of Buffalo Funds, an open-end management investment company organized as a Delaware statutory trust on February 14, 2001.  Both the Target Fund and the Acquiring Fund offer a single class of shares.

Capital Stock.  The Trust is authorized to issue an unlimited number of interests (or shares).  The Target Fund and the Acquiring Fund are two series, or mutual funds, formed by the Trust.  Interests in the Target Fund and the Acquiring Fund are represented by shares of beneficial interest each with no par value.  As of the date of this information statement/prospectus, shares of [nine] other series of the Trust are offered in [separate prospectuses and statements of additional information].  The Trust may start additional series and offer shares of new funds under the Trust at any time.

Voting Rights.  Each share of the Target Fund and the Acquiring Fund represents an interest in the respective Fund that is equal to and proportionate with each other share of the respective Fund.  Buffalo Fund shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote.  The Trust is not required to (nor does it) hold annual shareholder meetings.  However, special meetings may be called for purposes such as electing or removing trustees.  On any matters submitted to a vote of shareholders of either Fund, all shares are voted together without regard to class or series except when separate voting is required by the 1940 Act or other applicable law.

Shareholder Liability.  The Delaware Statute does not include an express provision relating to the limitation of liability of the beneficial owners of a Delaware statutory trust.  The Governing Instruments provide that no shareholder shall be subject to any personal liability whatsoever to any person in connection with property of a Fund or the acts, obligations or affairs of the Trust.  The Governing Instruments further provide that, if any shareholder is made a party to any suit or proceeding to enforce any such liability of a Fund, he or she shall not be held to any personal liability.  The Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of being or having been a shareholder, and shall reimburse the shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.

Preemptive Rights.  Shareholders of Buffalo Funds are not entitled to any preference, preemptive, appraisal, conversion or exchange rights.

Fund Trustees and Officers.  The Trust is managed under the general oversight of the Board.  The persons sitting on the Board will continue to be the same after the Reorganization.

Table of Contents - Information Statement

Fund Management.  KCM is a Kansas corporation and an SEC-registered investment advisor.  KCM was organized in 1989 and its principal place of business is located at 5420 West 61st Place,
Shawnee Mission, Kansas  66205.  As of September 30, 2012, KCM had approximately $8.1 billion in assets under management.  KCM will continue to be responsible for providing investment advisory and portfolio management services to the Acquiring Fund following the Reorganization.

William Kornitzer, CFA, Co-Portfolio Manager.  Mr. Kornitzer has been an investment professional since 1992.  Mr. Kornitzer worked for KCM as a research analyst from 1997-2000 and rejoined the firm in 2004 as a co-portfolio manager of the Large Cap and Growth (formerly the Buffalo USA Global Fund) Funds from 2004-2007.  Mr. Kornitzer received his MBA from Drexel University and his B.S. in Finance from Virginia Tech.  Mr. Kornitzer has served as co-portfolio manager of the Target Fund since 2009 and the Acquiring Fund since its inception.

Nicole Kornitzer, CFA, Co-Portfolio Manager and Research Analyst.  Ms. Kornitzer has been an investment professional since 2000 and she worked for KCM as a research analyst from 2000-2002 and rejoined the firm in 2004.  Ms. Kornitzer holds a B.A. in Biology from the University of Pennsylvania and a Masters Degree in French Cultural Studies from Columbia University in Paris, France.  Ms. Kornitzer has served as co-portfolio manager of the Target Fund and the Acquiring Fund since 2009.

Yulin Li, CFA, CPA, Co-Portfolio Manager and Research Analyst.  Mr. Li has been an investment professional since 2010.  Prior to joining KCM in 2010 as a research analyst for Buffalo International Fund and Buffalo China Fund, Mr. Li served as a general manager and senior actuary at AEGON, a global life insurance company, for over 10 years.  Mr. Li received his MBA in International Finance from the University of Illinois at Urbana-Champaign and his B.S. in Civil Engineering from Southwest University in Nanjing China.  Effective February 1, 2012, Mr. Li became a co-portfolio manager of the Target Fund.  Mr. Li will not serve as a co-portfolio manager of the Acquiring Fund.

The Statement of Additional Information relating to this information statement/prospectus provides additional information about the Acquiring Fund’s portfolio managers, including other accounts they manage, their ownership of Fund shares and their compensation.

Other Fund Service Providers.  Both the Acquiring Fund and the Target Fund use the services of U.S. Bancorp Fund Services, LLC (“USBFS”) as their transfer agent, administrator and fund accountant.  Both Funds also use the services of U.S. Bank, an affiliate of USBFS, as their custodian.  Upon completion of the Reorganization, USBFS and U.S. Bank will continue to provide services to the Acquiring Fund.

Independent Accountants.  Ernst & Young LLP serves as the independent registered public accounting firm to both the Acquiring Fund and the Target Fund.

Ownership of Securities of the Funds.  As of the Record Date, the Funds had the following number of shares issued and outstanding.  As of the same date, directors and officers of the Target Fund as a group owned less than 1% of the outstanding voting securities of each of the Funds.

Shares Issued & Outstanding as of November 30, 2012
Target Fund	2,922,753.933
Acquiring Fund	7,797,947.785

Table of Contents - Information Statement

As of the same date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Target Fund and the Acquiring Fund:

Principal Shareholders and Control Persons as of November 30, 2012 – Target Fund	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Great Plains Trust Company 7700 Shawnee Mission Parkway, Suite 101 Overland Park, KS 66202-3057	Great Plains Trust Holding Co.	KS	65.29%	Record

UMBSC & Co. P.O. Box 419260 Kansas City, MO 64141-6260	N/A	N/A	13.70%	Record

Principal Shareholders and Control Persons as of November 30, 2012 – Acquiring Fund	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Great Plains Trust Company 7700 Shawnee Mission Parkway, Suite 101 Overland Park, KS 66202-3057	Great Plains Trust Holding Co.	KS	82.64%	Record

UMBSC & Co. P.O. Box 419260 Kansas City, MO 64141-6260	N/A	N/A	6.67%	Record

Any shareholder that owns 25% or more of the outstanding shares of a Fund or a class of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund or that class.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.

AVAILABLE INFORMATION

The Trust is subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, files reports, proxy material and other information about each of the Funds with the SEC.  These documents can be inspected and copied at the SEC’s Public Reference Room in Washington, D.C. (100 F Street, Washington, D.C. 20549).  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about a Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the Acquiring Fund will be passed on by the law firm of Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, WI 53202.

EXPERTS

The financial statements and financial highlights of the Target Fund and the Acquiring Fund incorporated in this information statement/prospectus by reference from the Funds’ Annual Report on Form N-CSR for the fiscal year ended March 31, 2012 have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Table of Contents - Information Statement

OTHER MATTERS

The Target Fund is not required, and does not intend, to hold regular annual meetings of shareholders.  Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Secretary of the Target Fund at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, so that they are received within a reasonable time before any such meeting.  The timely submission of a proposal does not guarantee its submission.

By order of the Board of Trustees,

/s/ Kent W. Gasaway
      Kent W. Gasaway
      President, Buffalo Funds

Table of Contents - Information Statement

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of [               ], 2012, by and between Buffalo Funds, a Delaware statutory trust (the “Trust”), on behalf of its series the Buffalo China Fund (the “Target Fund”) and the Trust, on behalf of its series the Buffalo International Fund (the “Acquiring Fund” and, together with the Target Fund, the “Funds”).  Kornitzer Capital Management, Inc. is a party to this Agreement solely for purposes of paragraph 8.2.  All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquiring Fund or the Target Fund are made and shall be taken or undertaken by the Trust on behalf of the Acquiring Fund and Target Fund.

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization will consist of the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Target Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Target Fund in redemption of all outstanding Target Fund Shares (as defined below) and in complete liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

WHEREAS, the Target Fund is a series of a registered open-end management investment company, and the Acquiring Fund is a series of a registered open-end management investment company, and the Target Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, both the Target Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of the Trust has determined, with respect to the Target Fund, that (1) participation in the Reorganization is in the best interests of the Target Fund and its shareholders, and (2) the interests of the existing shareholders of the Target Fund would not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Trust has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1   The Reorganization.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 3.1), the Trust shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Target Fund to the Acquiring Fund, and the Trust shall assume the Liabilities (as defined in paragraph 1.3) of the Target Fund on behalf of the Acquiring Fund.  In consideration of the foregoing, at the Effective Time, the Acquiring Fund shall deliver to the Target Fund full and fractional Acquiring Fund Shares (to the third decimal place).  The number of Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

1.2   Assets of the Target Fund.  The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Target Fund at the Valuation Time, books and records of the Target Fund, and any other property owned by the Target Fund at the Valuation Time (collectively, the “Assets”).

1.3   Liabilities of the Target Fund.  The Target Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Time consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus.  The Acquiring Fund will assume all of the Target Fund’s liabilities and obligations of any kind whatsoever, whether known or unknown, absolute, accrued, contingent or otherwise, in existence on the Closing Date (collectively, the “Liabilities”).

Table of Contents - Information Statement
Appendix A-1

1.4   Distribution of Acquiring Fund Shares.  At the Effective Time (or as soon thereafter as is reasonably practicable), the Target Fund will distribute the Acquiring Fund Shares received from the Acquiring Fund pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Target Fund determined as of the Effective Time (the “Target Fund Shareholders”) in complete liquidation of the Target Fund.  Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders.  The aggregate net asset value of the Acquiring Fund Shares to be so credited to Target Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Target Fund (the “Target Fund Shares”) owned by Target Fund Shareholders at the Effective Time.  All issued and outstanding shares of the Target Fund will simultaneously be redeemed and canceled on the books of the Target Fund.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5   Recorded Ownership of Acquiring Fund Shares.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent (as defined in paragraph 3.3).

1.6   Filing Responsibilities of Target Fund.  Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund.

ARTICLE II

VALUATION

2.1   Net Asset Value of the Target Fund.  The net asset value of the Target Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Target Fund.

2.2   Net Asset Value of the Acquiring Fund.  The net asset value of the Acquiring Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquiring Fund.

2.3   Calculation of Number of Acquiring Fund Shares.  The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined by dividing the value of the per share net asset value of the Target Fund Shares participating therein, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per share of the Acquiring Fund, determined in accordance with the valuation procedures referred to in paragraph 2.2.  The parties agree that the intent of this calculation is to ensure that the aggregate net asset value of the Acquiring Fund Shares to be so credited to Target Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Target Fund Shares owned by Target Fund Shareholders at the Effective Time.

2.4   Determination of Value.  All computations of value hereunder shall by made in accordance with each Fund’s regular practice and the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), and shall be subject to confirmation by each Fund’s respective independent registered public accounting firm upon reasonable request of the other Fund.  The Trust and Target Fund agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences for prices of portfolio securities of the Target Fund which are also held by the Acquiring Fund.

2.5   Valuation Time.  The Valuation Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the business day immediately preceding the Closing Date (as defined in paragraph 3.1) (the “Valuation Time”).

Table of Contents - Information Statement
Appendix A-2

ARTICLE III

CLOSING

3.1   Closing.  The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of the Trust on or about January 25, 2013, or at such other place and/or on such other date as to which the parties may agree (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein (the “Effective Time”).

3.2   Transfer and Delivery of Assets.  The Trust shall direct U.S. Bank National Association (“U.S. Bank”), as custodian for the Target Fund, to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by U.S. Bank, on behalf of the Target Fund, to U.S. Bank, as custodian for the Acquiring Fund.  Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time and shall be transferred and delivered by the Target Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  U.S. Bank, on behalf of the Target Fund, shall deliver to U.S. Bank, as custodian of the Acquiring Fund, as of the Effective Time by book entry, in accordance with the customary practices of U.S. Bank and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Target Fund’s Assets are deposited, the Target Fund’s Assets deposited with such depositories.  The cash to be transferred by the Target Fund shall be delivered by wire transfer of Federal funds at the Effective Time.

3.3   Share Records.  The Trust shall direct U.S. Bancorp Fund Services, LLC, in its capacity as transfer agent for the Target Fund (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders and the number and percentage ownership of outstanding Target Fund Shares owned by each such Target Fund Shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Target Fund at the Effective Time, or provide other evidence satisfactory to the Target Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Target Fund’s accounts on the books of the Acquiring Fund.

3.4   Postponement of Valuation Time.  In the event that at the Valuation Time the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of the Target Fund or the Acquiring Fund, respectively, is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1   Representations and Warranties of the Target Fund.  Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Target Fund represents and warrants to the Acquiring Fund as follows:

4.1.1   The Target Fund is a duly established series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.1.2   The Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Target Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

Table of Contents - Information Statement
Appendix A-3

4.1.3   No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws.

4.1.4   The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.1.5   At the Effective Time, the Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof other than such restrictions as might arise under the 1933 Act.

4.1.6   The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware law or a material violation of the Declaration of Trust and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund is a party or by which it is bound.

4.1.7   All material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate without liability or obligation to the Target Fund on or prior to the Effective Time.

4.1.8   Except as otherwise disclosed to and accepted by the Acquiring Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Target Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Target Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

4.1.9   The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Target Fund at March 31, 2012 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

4.1.10   Since March 31, 2012, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing.  For the purposes of this subparagraph 4.1.10, a decline in net asset value per share of Target Fund Shares due to declines in market values of securities held by the Target Fund, the discharge of the Target Fund’s liabilities, or the redemption of the Target Fund’s shares by shareholders of the Target Fund shall not constitute a material adverse change.

4.1.11   At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Target Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and no such return is currently under audit and no assessment has been asserted with respect to such returns.

Table of Contents - Information Statement
Appendix A-4

4.1.12   At the end of its first taxable year since its commencement of operations, the Target Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code.  The Target Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, will continue to meet such requirements at all times through the Closing Date and will have distributed substantially all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute substantially all of its investment company taxable income and net capital gain for the period ending at the Closing Date.  The Target Fund has not at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.  There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Target Fund’s books.  The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.  The Target Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder.  All dividends paid by the Target Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code.  The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

4.1.13   All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Target Fund, as provided in paragraph 3.3.  The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares.

4.1.14   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Target Fund, and this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.1.15   The Information Statement (as defined in paragraph 5.5), insofar as it relates to the Target Fund, will, at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph 4.1.15 shall not apply to statements in or omissions from the Information Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

4.2   Representations and Warranties of the Acquiring Fund.  Except as has been fully disclosed to the Target Fund in a written instrument executed by an officer of the Trust, the Acquiring Fund represents and warrants to the Target Fund as follows:

4.2.1   The Acquiring Fund is a duly established series of the Trust, which is a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.2.2   At the Effective Time, the Trust will be registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect.

Table of Contents - Information Statement
Appendix A-5

4.2.3   No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.

4.2.4   The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.2.5   At the Effective Time, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances.

4.2.6   The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware law or a material violation of the Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound.

4.2.7   Except as otherwise disclosed to and accepted by the Target Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business.  The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

4.2.8   The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at March 31, 2012 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Target Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

4.2.9   Since March 31, 2012, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Target Fund in writing.  For the purposes of this subparagraph 4.2.9, a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund’s liabilities, or the redemption of the Acquiring Fund’s shares by shareholders of the Target Fund shall not constitute a material adverse change.

4.2.10   At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquiring Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.2.11   At the end of its first taxable year since its commencement of operations, the Acquiring Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code.  The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date.  The Acquiring Fund has not at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.  There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquiring Fund’s books.  The Acquiring Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.  The Acquiring Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder.  All dividends paid by the Acquiring Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code.  The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

Table of Contents - Information Statement
Appendix A-6

4.2.12   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.2.13   The Acquiring Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by the Trust and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into any of the Acquiring Fund’s shares.

4.2.14   The Information Statement, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph 4.2.14 shall not apply to statements in or omissions from the Information Statement made in reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1   Conduct of Business.  The Acquiring Fund and the Target Fund each will operate its business in the ordinary course consistent with the Trust practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2   No Distribution of Acquiring Fund Shares.  The Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3   Information.  The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund Shares.

5.4   Other Necessary Action.  Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

Table of Contents - Information Statement
Appendix A-7

5.5   Information Statement.  The Target Fund will provide the Acquiring Fund with information regarding the Target Fund, and the Acquiring Fund will provide the Target Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of an information statement on Schedule 14C (the “Information Statement”), in compliance with the 1934 Act and the 1940 Act.

5.6   Liquidating Distribution.  As soon as is reasonably practicable after the Closing, the Target Fund will make a liquidating distribution to its respective shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.7   Best Efforts.  The Acquiring Fund and the Target Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8   Other Instruments.  The Target Fund and the Acquiring Fund, each covenant that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9   Regulatory Approvals.  The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

ARTICLE VI

CONDITIONS PRECEDENT

6.1   Conditions Precedent to Obligations of Target Fund.  The obligations of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:

6.1.1   All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.1.2    The Acquiring Fund shall have delivered to the Target Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust, and dated as of the Effective Time, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trusts shall reasonably request.

Table of Contents - Information Statement
Appendix A-8

6.1.3    The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund, on or before the Effective Time.

6.1.4   The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

6.2   Conditions Precedent to Obligations of Acquiring Fund.  The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:

6.2.1   All representations and warranties of the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.2.2   The Trust shall have delivered to the Acquiring Fund a statement of the Target Fund’s Assets and Liabilities, as of the Effective Time, which is prepared in accordance with GAAP and certified by the Treasurer of the Trust.

6.2.3    The Target Fund shall have delivered to the Acquiring Fund a certificate executed in the name of the Target Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of the Target Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request.

6.2.4    The Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Fund, on or before the Effective Time.

6.2.5   The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

6.3   Other Conditions Precedent.  If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, the Target Fund or the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

6.3.1   The Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of the Trust and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, the Trust, on behalf of either the Target Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3.1.

6.3.2   At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of the Trust, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

6.3.3   All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions.

6.3.4   The Trust shall have received an opinion of Godfrey & Kahn, S.C., as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(a)   The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Target Fund and the Acquiring Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

(b)   No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund’s liabilities or upon the distribution of the Acquiring Fund Shares to the Target Fund’s shareholders in exchange for their shares of the Target Fund, except for (1) any gain or loss recognized on (i) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (ii) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (2) any other gain or loss required to be recognized by reason of the reorganization (i) as a result of the closing of the tax year of the Target Fund, (ii) upon termination of a position, or (iii) upon the transfer of an asset regardless of whether such transfer would otherwise be a nontaxable transaction under the Code.

Table of Contents - Information Statement
Appendix A-9

(c)   No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Target Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund.

(d)   The aggregate tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the aggregate tax basis of such assets to the Target Fund immediately prior to the Reorganization.

(e)   The holding period of the assets of the Target Fund received by the Acquiring Fund, other than any asset with respect to which gain or loss is required to be recognized as described in (b), above, will include the holding period of those assets in the hands of the Target Fund immediately prior to the Reorganization.

(f)   No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund Shares for the Acquiring Fund Shares (including fractional shares to which they may be entitled).

(g)   The aggregate tax basis of the Acquiring Fund Shares received by the shareholders of the Target Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund Shares held by the Target Fund’s shareholders immediately prior to the Reorganization.

(h)   The holding period of the Acquiring Fund Shares received by the shareholders of the Target Fund (including fractional shares to which they may be entitled) will include the holding period of the Target Fund Shares surrendered in exchange therefore, provided that the Target Fund Shares were held as a capital asset on the Closing Date.

Such opinion shall be based on customary assumptions, limitations and such representations as Godfrey & Kahn, S.C., may reasonably request, and the Target Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3.4.

6.3.5   U.S. Bank shall have delivered such certificates or other documents as set forth in paragraph 3.2.

6.3.6   The Transfer Agent shall have delivered to the Trust a certificate of its authorized officer as set forth in paragraph 3.3.

6.3.7   The Acquiring Fund shall have issued and delivered to the Secretary of the Target Fund the confirmation as set forth in paragraph 3.3.

6.3.8   Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

ARTICLE VII

INDEMNIFICATION

7.1   Indemnification by the Acquiring Fund.  The Trust, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Target Fund, and its trustees, officers, employees and agents (the “Trust Target Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust Target Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Fund or the members of the Acquiring Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Target Fund or its trustees, officers or agents.

Table of Contents - Information Statement
Appendix A-10

7.2   Indemnification by the Target Fund.  The Trust, solely out of the Target Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund, and its trustees, officers, employees and agents (the “Trust Acquiring Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust Acquiring Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Target Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Target Fund or the members of the Target Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund or its trustees, officers or agents.

7.3   Liability of the Trust.  The Trust understands and agrees that the obligations of either the Target Fund or the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of the Trust personally, but bind only the Target Fund and the Target Fund’s property or the Acquiring Fund and the Acquiring Fund’s property.  Moreover, no series of the Trust other than the Target Fund or Acquiring Fund shall be responsible for the obligations of the Trust hereunder, and all persons shall look only to the assets of the Target Fund to satisfy the obligations of the Target Fund and to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder.  The Trust represents that it has notice of the provisions of the Declaration of Trust of the Trust disclaiming such shareholder and trustee liability for acts or obligations of the Target Fund or Acquiring Fund.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

8.1   No Broker or Finder Fees.  The Acquiring Fund and the Target Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein,

8.2   Expenses of Reorganization.  The expenses relating to the proposed Reorganization, whether or not consummated, will be borne by Kornitzer Capital Management, Inc.  The costs of the Reorganization shall include, but not be limited to:  costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing, printing and distributing the Information Statement and prospectus supplements of the Target Fund relating to the Reorganization, and winding down the operations and terminating the existence of the Target Fund; legal fees of counsel to each of the Target Fund and Acquiring Fund, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the Information Statement; and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

ARTICLE IX

AMENDMENTS AND TERMINATION

9.1   Amendments.  This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust or the Trust, on behalf of either the Target Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the Board of Trustees of the Target Fund pursuant to paragraph 6.3.1 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without the Board of Trustees’ further approval.

Table of Contents - Information Statement
Appendix A-11

9.2   Termination.  This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of the Trust on behalf of the Target Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable.

ARTICLE X

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to the Trust:

Buffalo Funds Trust
615 East Michigan Street
Milwaukee, WI 53202
Attention:  Rachel A. Spearo, Esq. Secretary

With copies (which shall not constitute notice) to:

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202
Attention: Carol A. Gehl, Esq.

If to Kornitzer Capital Management, Inc:

Kornitzer Capital Management, Inc.
5420 W. 61st Place
Shawnee Mission, KS 66205
Attention: Kent W. Gasaway

ARTICLE XI

MISCELLANEOUS

11.1   Entire Agreement.  The Trust agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Target Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2   Survival.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification of the Target Fund and Acquiring Fund contained in paragraphs 7.1 and 7.2, shall survive the Closing.

11.3   Headings.  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4   Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

11.5   Assignment.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

Table of Contents - Information Statement
Appendix A-12

11.6   Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

Table of Contents - Information Statement
Appendix A-13

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the [     ] day of November, 2012.

BUFFALO FUNDS ON BEHALF OF THE BUFFALO INTERNATIONAL FUND By: __________________________________________ Name: ________________________________________ Title: _________________________________________	BUFFALO FUNDS ON BEHALF OF THE BUFFALO CHINA FUND By: __________________________________________ Name: ________________________________________ Title: _________________________________________

Solely for purposes of paragraph 8.2

KORNITZER CAPITAL MANAGEMENT, INC.

By: __________________________________________

Name: ________________________________________

Title: _________________________________________

Table of Contents - Information Statement
Appendix A-14

Appendix B

SHAREHOLDER INFORMATION FOR THE ACQUIRING FUND

The following is intended to provide shareholders with a more complete discussion of the purchase, redemption and exchange policies of the Buffalo Funds (including, without limitation, the Acquiring Fund) noted in the above summary section, as well as other account and transaction policies.  The shareholder information presented below is identical for the Target Fund and the Acquiring Fund.

How to Contact the Funds

BY PHONE OR INTERNET	BY MAIL
1-800-49-BUFFALO (1-800-492-8332) www.buffalofunds.com If you call, the Fund’s representative may request personal identification and tape-record the call.
Regular Mail
Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Registered/Overnight Mail:
Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207

General Information
You may purchase shares of a Fund class or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, a Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of a Fund class or sell (redeem) such shares at the net asset value (“NAV”) of a share of that Fund class next calculated plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges) after the Fund or an authorized financial intermediary receives your request in proper form

When and How NAV is Determined
A Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  Each Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Purchase Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern time will be processed based on that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will be based on the next day’s NAV.  A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures as adopted by the Funds’ Board of Trustees.

Fair Value Pricing.  Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Both Funds invest in the securities of smaller and/or medium companies.  A Fund’s investments in securities of smaller companies or private placements are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.  Similarly, both Funds invest in foreign securities and are more likely to require a fair value determination because, among other things, most foreign securities markets close before a Fund values its securities.  The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Table of Contents - Information Statement
Appendix B-1

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.

Types of Accounts

The following services are available to shareholders.  Please call 1-800-49-BUFFALO (1-800-492-8332) for more information.

• Uniform Transfers/Gifts to Minors Accounts	• Roth IRA accounts
• Transfer on Death (“TOD”) Accounts	• Coverdell Education Savings Accounts
• Accounts for corporations, partnerships and retirement plans.	• Simplified Employee Pensions (“SEPs”)
• Traditional IRA accounts

Retirement Accounts
You may invest in Fund shares through an IRA account sponsored by the Advisor, including traditional and Roth IRAs.  Each Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax advisor.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

Minimum Investments
To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.  The minimum investment requirements may be waived from time to time.

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$100
Exchange from another Buffalo Fund	$1,000	$100
Automatic Investment Plan (“AIP”) Accounts	$100	$100
Individual Retirement Accounts (“IRA”) and Uniform Transfer/Gifts to Minors Accounts	$250	$100
SEPs, Coverdell ESAs, and SAR-SEPs	$250	$100

How to Buy Shares
To make an initial purchase, your purchase order must be received by the Funds, their agents or an authorized financial intermediary in “good order.”  “Good order” means that your purchase includes: (1) a completed account application or investment stub; (2) the dollar amount of shares to be purchased; and (3) a check payable to Buffalo Funds, which indicates your investment in the Fund.  If you’re opening a new account, an account application is available online at www.buffalofunds.com or by calling 1-800-49-BUFFALO (1-800-492-8332).  For Fund shares held through brokerage and other types of accounts, please consult your Financial Intermediary.  In general, you may purchase shares of the Funds as indicated below:

BUYING SHARES	HOW TO OPEN AN ACCOUNT	HOW TO ADD TO AN ACCOUNT
THOUGH FINANCIAL INTERMEDIARY	Contact your financial intermediary.	Contact your financial intermediary.

BY PHONE OR INTERNET	If you already have a Buffalo Fund account, you may open an account in another Buffalo Fund via exchange ($1,000 minimum). The names and registrations on the accounts must be identical.
You may make additional investments ($100 minimum) by telephone or online.  After the Fund receives and accepts your request, the Fund will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Funds and the participating banks.

Table of Contents - Information Statement
Appendix B-2

BUYING SHARES	HOW TO OPEN AN ACCOUNT	HOW TO ADD TO AN ACCOUNT
BY MAIL

Complete and sign the application that accompanies a Fund’s Prospectus.  Your initial investment must meet the account minimum requirement.  Make your check payable to Buffalo Funds and be sure to indicate the name of the Fund in which you are investing.

Regular Mail
Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Make your check ($100 minimum) payable to Buffalo Funds and mail it to the Funds.  Always identify your account number or include the detachable investment stub (from your confirmation statement).

Regular Mail
Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

BY WIRE
Submit your completed application (and other required documents). An account will be established for you and you will be contacted with the account number.

Instruct your financial institution to wire your money using the instructions found in a Fund’s prospectus.

Wire share purchases ($100 minimum) should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares.  In order to obtain wiring instructions, and to ensure proper credit, please notify the Funds prior to sending a wire purchase order.

THROUGH AUTOMATIC TRANSACTION PLANS	Not applicable
Automatic Investment:

You may authorize automatic monthly or quarterly investments in a constant dollar amount ($100 minimum) from your checking account.  The Funds will draft your checking account on the same day each month or quarter in the amount you authorize via ACH.  In order to participate in the Automatic Investment Plan, your bank must be a member of the ACH system.

General Notes for Buying Shares
Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire.  All checks must be in U.S. dollars drawn on a domestic financial institution.  Cashier’s checks under $10,000, money orders, third party checks, credit card checks, Treasury checks, traveler’s checks, starter checks, post dated checks, post dated on-line bill pay checks or any conditional order or payment will not be accepted as payment.  Your NAV per share for a purchase will be the next computed NAV after your request is received in good order.  All requests received in good order before the close of regular trading on the NYSE (4:00 p.m., Eastern time) will be executed at the NAV, computed on the same day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

The Funds do not issue share certificates, and their shares are not registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase through Financial Intermediaries.  You may buy and sell shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”).  Your order will be priced based on a Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Funds may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Funds, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced based on the Funds’ NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Purchase by Mail.  Follow the instructions outlined in the table above.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box, do not constitute receipt by the Transfer Agent.

Table of Contents - Information Statement
Appendix B-3

Purchase by Wire.  If you are making your first investment in the Fund, first contact the Funds by phone to make arrangements with a telephone representative to send in your completed application via mail, overnight delivery or facsimile.  A completed application is required in advance of a wire.  Within 24 hours of receipt of the faxed application, a telephone representative will provide you with an account number and wiring instructions.  You may then contact your bank to wire funds according to the instructions you are given.  Your initial purchase will be placed as of the date the funds are received provided the funds are received before the close of the market.  If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-800-492-8332 to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI  53202
ABA#075000022

Credit: U.S. Bancorp Fund Services, LLC
A/C#112-952-137
Further Credit:  Buffalo Funds [Insert Fund Name]
(Shareholder name and account number)

Purchase by Telephone.  If your signed Account Application has been received by the Funds, your account has been open for at least 15 days and unless you declined telephone purchase privileges on your Account Application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1-800-492-8332.  You may not make your initial purchase of a Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern time, shares will be purchased at the appropriate price next calculated.  For security reasons, requests by telephone may be recorded.  If you already have a Buffalo Fund account, you may open an account in another Buffalo Fund via exchange ($1,000 minimum).  The names and registrations on the accounts must be identical.

Automatic Investment Plan.  For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date.  A fee will be charged if your bank does not honor the AIP draft for any reason.

How to Sell Shares

SELLING SHARES
THOUGH FINANCIAL INTERMEDIARY	Contact your financial intermediary.
BY PHONE OR INTERNET
You may withdraw any amount up to $25,000 by telephone or online, provided that you have registered for this service previously.  The Funds will send money only to the address of record, via ACH or by wire.

BY MAIL	Regular Mail Buffalo Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

Table of Contents - Information Statement
Appendix B-4

SELLING SHARES
BY WIRE

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account.  A $15 fee is charged.  If your written request is received before 4:00 P.M. (Eastern Time) the Funds will normally wire the money on the following business day.  If the Funds receive your written request after 4:00 P.M. (Eastern Time), the Funds will normally wire funds on the second business day.  Contact your bank about the time of receipt and availability.

THROUGH AUTOMATIC TRANSACTION PLANS
Systematic Redemption Plan:

You must authorize each type of automatic transaction on your account application or complete an authorization form, which you can obtain from the Funds by request.  All registered owners must sign.

General Notes for Selling Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Funds, the Transfer Agent or with your Financial Intermediary.  You may withdraw proceeds from your account at any time.  Your NAV for a redemption will be the next computed NAV after your request is received by the Fund, its agents or an authorized financial intermediary in “good order”.  All requests received in good order before the close of regular trading on the NYSE (4:00 p.m. Eastern time) will be executed at the NAV computed on the same day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements

By Mail.  In a letter, include the genuine signature of each registered owner, the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed.  The Funds will send money only to the address of record, via ACH or by wire.  There is no minimum limit for withdrawal by mail.  Redemptions over $25,000 must be made in writing and be signature guaranteed.  Redemption requests by mail must be received by the Funds, their agents or an authorized financial intermediary in “good order.”  For redemption requests, “good order” means that: (1) your request should be in writing, indicating the number of shares or dollar amount to be redeemed; (2) the request properly identifies your account number; (3) the request is signed by you and any other person listed as an account owner exactly as the shares are registered; and, if applicable, (4) the signature(s) on the request is guaranteed.

Telephone or Wire Redemption.  The most you can redeem by telephone is $25,000, provided you have previously registered for this service.

Systematic Redemption Plan.  You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period.  You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan.  You may cancel or change your plan or redeem all your shares at any time.  The Funds will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

A withdrawal under the Systematic Redemption Plan involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the shares credited to your account, the account ultimately may be depleted.

Exchange Privileges

Requirements.  The minimum exchange amount required to establish a new Fund account is $1,000.  After your accounts are established, exchanges may be made in amounts of $100 or more.  You must also keep a minimum balance in the amount of $1,000 in your account, unless you wish to close that account.  You must also keep a minimum balance in the account of the Fund out of which you are exchanging shares, unless you wish to close that account.  The names and registrations on both accounts must be identical.  Redemption fees will also apply if you redeem your shares through an exchange that have not been held in the account for the requisite time period.  Exchanges between Buffalo Funds are transactions subject to the Fund’s market timing policy.  An exchange of shares of one Buffalo Fund for shares of another Buffalo Fund will generally be treated for federal income tax purposes as a redemption followed by the purchase of shares of the other Buffalo Fund, and thus will result in the same tax treatment as a redemption of Fund shares.  You should review the Prospectus for information relating to the Buffalo Fund in which you are investing.  All shareholders who have selected this option on their account application are able to perform exchanges by telephone.

Table of Contents - Information Statement
Appendix B-5

EXCHANGING SHARES
THOUGH FINANCIAL INTERMEDIARY	Contact your financial intermediary.
BY PHONE OR INTERNET	You may exchange existing shares ($1,000 minimum exchange for new accounts) for shares in another Buffalo Fund. Shares must be exchanged into an identically-registered account(s).
BY MAIL
In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($100 minimum into an existing account) and the name of the Buffalo Fund into which the money is being transferred.

BY WIRE	Not applicable.
THROUGH AUTOMATIC TRANSACTION PLANS
Systematic Exchanges:

You may authorize systematic exchanges from your account ($100 minimum to an existing Buffalo Account and $1,000 to a new Buffalo account) to another Buffalo Fund.  Exchanges will be continued until all shares have been exchanged or until you terminate the service.

Account and Transaction Policies

Tools to Combat Frequent Transactions.  While the Funds provide shareholders with daily liquidity, the Funds are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to a Fund including, but not limited to, market timing.  Accordingly, the Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  Under these policies, a Fund will refuse to sell shares to market timers, and will take such other actions necessary to stop excessive or disruptive trading activities, including closing an account to new purchases believed to be held by or for a market timer.

The Funds do not allow market timers.  The Funds may refuse to sell shares to market timers and will take actions necessary to stop market timing activity, including closing any account to new purchases believed to be held by or for a market timer.  You will be considered a market timer if you: (i) have requested a redemption or exchange of Fund shares within 90 days of an earlier purchase or exchange request; (ii) make investments of large amounts followed by a redemption or exchange request shortly after the purchase; or (iii) otherwise seem to follow a timing pattern.  Shares under common ownership or control are combined for these purposes.

Frequent purchases and redemptions of a Fund’s shares may present certain risks for the Fund and its shareholders. These risks may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolio and increased brokerage and administrative costs.  A Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders.  The Funds have implemented trade activity monitoring procedures to discourage and prevent market timing or excessive short-term trading in the Funds.  Under these procedures, the Funds or their agents monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities, and for consistent enforcement of the policy.  In addition, the Funds do impose the redemption fee, as described above, to discourage frequent trading.

Although the policy is designed to discourage excessive short-term trading, none of these procedures alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur.  Moreover, each of these procedures involves judgments that are inherently subjective.  The Advisor and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

Proceeds.  The Funds generally send proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in “good order” and accepted.  But the Funds reserve the right, under certain circumstances, to delay the payment of redemption proceeds up to seven days (as allowed by applicable law).

Table of Contents - Information Statement
Appendix B-6

Check Clearance.  If you request a redemption within 12 days of a purchase, the Funds will delay sending your proceeds until unconditional payment has been collected.  This may take up to 12 days from the date of purchase.  If your check or ACH does not clear, you will be charged a fee of $25, and you may be responsible for any additional charges incurred by the Funds.

Suspension of Redemptions. The Funds may, as authorized by the 1940 Act, suspend the right of redemption or postpone the date of payment beyond the normal three-day redemption period under the following conditions: (1) for any period (a) during any period which the NYSE is closed, other than customary weekend and holiday closing, or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal of a Fund’s securities is not reasonably practical, or (b) it is not reasonably practical for a Fund to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to “time the market” by purchasing and redeeming shares of a Fund on a regular basis; or (4) for such other periods as the SEC may by order permit for the protection of a Fund’s shareholders.

Signature Guarantees.  Generally signature guarantees will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notarized signature from a notary public is not a signature guarantee.  For your protection, the Funds require a guaranteed signature if you request:

·	that a redemption be sent to a different payee, bank or address than that which the Funds have on file;
·	any redemption within 15 days of a change of address;
·	any redemption in excess of $25,000; and
·	a change in account registration.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situations.

Customer Identification Program.  In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent may verify certain information on your account application as part of the Fund’s Anti-Money Laundering Compliance Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Funds may temporarily limit additional share purchases.  In addition, the Funds may limit additional share purchases or close an account if they are unable to verify your identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.  If the Funds do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Please contact the Transfer Agent at 1-800-492-8332 if you need additional assistance when completing your application.

No Certificates.  The Funds do not issue certificates.

Right to Reject Purchases.  The Funds may reject purchase orders when they are not received by a Fund in “good order” or when it is in the best interest of a Fund and its shareholders to do so.  If a purchase order is rejected for any reason, you will be notified.

Redemption In-Kind.  Under certain circumstances, the Funds may, instead of cash, pay you proceeds in the form of liquid portfolio securities owned by a Fund from which you are redeeming shares.  If a Fund pays you with securities in this manner, the total value of such securities on the date of sale will be used to calculate your capital gain or loss for federal income tax purposes with respect to such redemption.  If you receive securities instead of cash, you will incur brokerage costs when converting the securities into cash and will bear any market risk until such securities are converted.

Small Accounts.  You must maintain a minimum account value equal to the current minimum initial investment, which is $2,500 for regular shareholder accounts, unless opened via an exchange.  If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum.  If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a fee for falling below the minimum account size.

Table of Contents - Information Statement
Appendix B-7

Householding.  In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the Funds reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call the Transfer Agent at 1-800-49-BUFFALO (1-800-492-8332) to request individual copies of these documents.  The Transfer Agent will begin sending individual copies within 30 days after receiving your request.  This policy does not apply to account statements.

Additional Payments to Dealers.  The Advisor and/or the Funds’ distributor, Quasar Distributors, LLC (the “Distributor”), out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to any service fees and other fees paid by the Fund to such brokers and other financial intermediaries.  These arrangements are sometimes referred to as “revenue sharing” arrangements.  Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased Fund expenses.  They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ prospectus.

Such additional cash payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds and/or investors in the Funds, including (without limitation), shareholder servicing and marketing support.  These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the Fund and the dollar amount of shares sold.  The level of payments made to a qualifying financial intermediary in any given year will vary.  Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount.  As of the date hereof, the maximum amount of additional compensation that the Advisor or Distributor is paying to any intermediary from its own assets is 0.40% of average daily net assets attributable to the financial intermediary.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive to recommend a particular Fund.  Your financial intermediary may charge you additional fees and commissions.  You should consult your dealer or financial intermediary for more details about any such payment it receives.  As of the date hereof, the Advisor or Distributor may pay a more substantial amount of additional cash payments to the following firms in connection with the sale of Fund shares: Charles Schwab; Pershing LLC; Fidelity Brokerage Services, Inc.; Nationwide Investment Services Corp.; National Investor Services Corporation; and Invesmart Securities, LLC.

Although a financial intermediary that sells Fund shares may also act as a broker or dealer in connection with a Fund’s purchase or sale of portfolio securities, the Advisor does not consider a financial intermediary’s sale of shares of a Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the Funds.

Distributions.  Distributions of net capital gain, if any, will be declared and paid by a Fund at least annually, usually in December.  A Fund may distribute its investment company taxable income and net capital gain more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on such Fund.  Alternatively, but subject to the approval of the Board of Trustees, any or all of the Funds may distribute all of their investment company taxable income and net capital gain, if applicable, annually, semi-annually, quarterly or monthly on a date or dates approved by the Board of Trustees.

The amount of any distribution will vary, and there is no guarantee a Fund will make a distribution of either investment company taxable income or net capital gain.  There are no fees or sales charges on reinvestments of distributions. If you elect to receive distributions in cash, and the U.S. Postal Service is unable to deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the applicable Fund’s current NAV, and to reinvest all subsequent distributions in additional Fund shares.

Table of Contents - Information Statement
Appendix B-8

For federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested in additional Fund shares.  Shares become entitled to receive distributions on the day after the shares are issued.

Taxes.  Each Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code.  As a RIC, a Fund generally pays no federal income tax on the investment company taxable income and net capital gain it distributes to you, provided that it meets certain requirements regarding the source of its income, diversification of its assets, and timing and amount of its distributions.

The Funds receive income generally in the form of dividends, interest, net short-term capital gain and net gain from foreign currency transactions, if any, on their investments in portfolio securities.  This income constitutes their “investment company taxable income,” from which distributions may be paid to you.  If you are a taxable investor, any distributions by a Fund from such income will be taxable to you at ordinary income tax rates, whether you receive them in cash or in additional shares.  The Funds may also realize capital gain and loss in connection with sales or other dispositions of their portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be included in the investment company taxable income of the Fund and will be taxable to you as ordinary income, as described above.  Distributions of “net capital gain” (the excess of of net long-term capital gain over net short-term capital loss) will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund.

Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal income tax purposes.  If you sell, exchange or redeem your Fund shares, the Internal Revenue Service (“IRS”) requires you to report any gain or loss on the transaction.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and as short-term capital gain or loss if the shares have been held for one year or less.  Any loss incurred on a sale, exchange or redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any net capital gain distributed (or deemed to be distributed) with respect to those shares.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a 30% tax on distributions of investment company taxable income paid after December 31, 2013 and distributions of net capital gain and the gross proceeds of a sale, exchange, or redemption of Fund shares paid after December 31, 2016 to (i) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things, and (ii) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things.  The scope of the Fund’s withholding obligations under FATCA remains unclear until final Treasury Regulations are issued.  This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

If more than 50% of the value of a Fund’s total assets at the end of a fiscal year consists of foreign stock and securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, you must include in your gross income your proportionate share of foreign taxes paid by the Fund, and accordingly the Fund may report more taxable income to you than it actually distributes.  Pursuant to this election, you would treat your share of the Fund’s foreign taxes paid and any distribution paid by the Fund that represents income from foreign countries as your own income from those sources, and would be permitted to either deduct the taxes deemed paid by you in computing your taxable income or, alternatively, to claim the foreign tax credit against your federal income tax.  Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their income tax returns.

The Funds will report to you the amount and character of your distributions at the time they are paid, and will report to you the federal income tax status of such distributions shortly after the close of each calendar year.

This discussion was drafted to reflect changes to federal income tax laws scheduled to take effect for tax years beginning after December 31, 2012.  Any legislation passed by Congress and signed into law late in 2012 that would have the effect of delaying or eliminating such scheduled changes to federal income tax laws is not reflected in this discussion.  Particularly, the federal income tax provisions previously applicable to qualified dividend income were scheduled to expire for tax years beginning after December 31, 2012.  In the event that Congress extended these provisions prior to the date of this Prospectus, the portion of the Fund’s distributions of investment company taxable income attributable to and reported as qualified dividend income would be taxable to non-corporate shareholders at the reduced rates applicable to long-term capital gains.  Shareholders should consult with their tax advisor to discuss the effect that these federal income tax changes will have upon a shareholder’s investment in the Fund.

Table of Contents - Information Statement
Appendix B-9

For further information about the tax effects of investing in the Funds, including state and local tax matters, please see the SAI and consult your tax adviser.

Portfolio Holdings.  A description of each Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ SAI.

Closure of a Fund.  The Advisor retains the right to close any Fund (or partially close any Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Advisor may decide to close the Funds to new investors, all investors or certain classes of investors (such as Fund supermarkets) at any time.  If a Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Inactive Accounts.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If a Fund is unable to locate you, then it will determine whether the investor’s account can legally be considered abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  Your last known address of record determines which state has jurisdiction.

Table of Contents - Information Statement
Appendix B-10

Appendix C

FINANCIAL HIGHLIGHTS

It is anticipated that following the Reorganization, the Acquiring Fund will be the accounting survivor of the Target Fund.  The following financial highlights tables are intended to help you understand the Target Fund’s financial performance for the period shown below compared to the financial performance of the Acquiring Fund for the period it has been in operations.  Certain information reflects financial results for a single Fund share outstanding for the entire period.  The total return presented in the table represents the rate that an investor would have earned on an investment in the Fund for the stated period (assuming reinvestment of all Fund distributions).  The information presented in the tables below for the fiscal period ended March 31, 2012 has been audited by Ernst & Young, LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.  The financial highlights tables that follow reflect selected per share data and ratios for a share outstanding of the Fund throughout each period.

Target Fund	Years Ended March 31,
Condensed data for a share of capital stock outstanding throughout the period.	2012	2011	2010	2009(2)(3)	2008(2)(3)

Net asset value, beginning of period	$8.71	$7.96	$4.92	$9.35	$10.53

Income (loss) from investment operations:
Net investment income (loss)	0.01	0.01	(0.02)(4)	0.02	0.02
Net gains (losses) on securities (both realized and unrealized)	(1.65)	0.74	3.07	(4.17)	(0.29)

Total from investment operations	(1.64)	0.75	3.05	(4.15)	(0.27)

Less distributions:
Distributions from net investment income	(0.01)	--	(0.01)	(0.02)	(0.05)
Distributions from capital gains	--	--	--	(0.26)	(0.87)

Total distributions	(0.01)	--	(0.01)	(0.28)	(0.92)

Paid-in capital from redemption fees	--(1)	--(1)	--(1)	--(1)	0.01

Net asset value, end of period	$7.06	$8.71	$7.96	$4.92	$9.35

Total return	(18.89%)	9.42%	61.88%	(45.89%)	(4.47%)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$22,130	$24,837	$23,864	$14,313	$29,413
Ratio of expenses to average net assets	1.80%	1.75%	1.78%	1.83%	1.72%
Ratio of net investment income (loss) to average net assets	0.09%	0.09%	(0.26%)	0.24%	0.10%
Portfolio turnover rate	94%	12%	22%	54%	75%

(1)	Less than $0.01 per share.

(2)
Kornitzer Capital Management, Inc. assumed sole management advisory responsibility for Buffalo China Fund effective November 17, 2008.  Prior to November 17, 2008, Jayhawk Capital Management, LLC provided sub-advisory services.

(3)	Effective November 17, 2008, the Fund name was changed to Buffalo China Fund. Prior to November 17, 2008, the Fund was known as the Buffalo Jayhawk China Fund.

(4)	Net investment loss per share calculated using average shares outstanding.

Table of Contents - Information Statement
Appendix C-1

Acquiring Fund	Years Ended March 31,
Condensed data for a share of capital stock outstanding throughout the period	2012	2011	2010	2009	For the Period from September 28, 2007 (Commencement of Operations) to March 31, 2008

Net asset value, beginning of period	$9.79	$8.70	$5.31	$9.37	$10.000

Income (loss) from investment operations:
Net investment income	0.05	0.06	0.05	0.08	0.022
Net gains (losses) on securities (both realized and unrealized)	(0.27)	1.08	3.40	(4.04)	(0.65) )

Total from investment operations	(0.22)	1.14	3.45	(3.96)	(0.63) )

Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.06)	-- -
Distributions from capital gains	--	--	--	(0.01)	-- -
Return of capital	--	--	(0.01)	(0.03)	-- -

Total distributions	(0.05)	(0.05)	(0.06)	(0.10)	-- -

Paid-in capital from redemption fees(1)	--	--	--	--	-- -

Net asset value, end of period	$9.52	$9.79	$8.70	$5.31	$9.37 7

Total return*	(2.20%)	13.09%	65.00%	(42.76%)	(6.30%) )

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$70,805	$54,735	$29,960	$13,632	$22,038
Ratio of expenses to average net assets**	1.14%	1.17%	1.22%	1.20%	1.29%
Ratio of net investment income to average net assets**	0.58%	0.38%	0.61%	0.97%	0.39%
Portfolio turnover rate*	29%	35%	38%	26%	11%

*	Not annualized for periods less than one full year.

**	Annualized for periods less than one full year.

(1)	Less than $0.01 per share.

Table of Contents - Information Statement
Appendix C-2

PART B

STATEMENT OF ADDITIONAL INFORMATION

December 21, 2012

REORGANIZATION OF

BUFFALO CHINA FUND
A series of Buffalo Funds

IN EXCHANGE FOR SHARES OF

BUFFALO INTERNATIONAL FUND
A series of Buffalo Funds

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: (855) 746-3863

This Statement of Additional Information dated December 21, 2012 (the “SAI”) is not a prospectus.  An information statement/prospectus dated December 21, 2012 (the “Information Statement/Prospectus”) relating to the above referenced matter may be obtained from Buffalo Funds, on behalf of the Buffalo International Fund (the “Acquiring Fund or the “International Fund”), by writing or calling Buffalo Funds at the address and telephone number shown above.  This SAI should be read in conjunction with such Information Statement/Prospectus.

You should rely only on the information contained in this SAI and the Information Statement/Prospectus.  Buffalo Funds has not authorized others to provide additional information.  This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

Table of Contents

1.	The Statement of Additional Information for the Target Fund and Acquiring Fund, dated June 29, 2012.

2.	The audited financial statements of the Target Fund and the Acquiring Fund contained in the Annual Report of the Target Fund and the Acquiring Fund for the fiscal year ended March 31, 2012.

3.	Pro Forma Financial Information.

Incorporation by Reference

The following documents are incorporated by reference into this SAI:

•
The Statement of Additional Information for the Target Fund, dated June 29, 2012, is incorporated by reference to Post-Effective Amendment No. 33 to Buffalo Funds Registration Statement on Form N-1A (File No. 811-10303), filed with the SEC on June 29, 2012.

•
Statement of Additional Information for the Acquiring Fund, dated June 29, 2012, is incorporated by reference to Post-Effective Amendment No. 33 to Buffalo Funds Registration Statement on Form N-1A (File No. 811-10303), filed with the SEC on June 29, 2012.

•
The audited financial statements of the Target Fund and the Acquiring Fund dated March 31, 2012 are incorporated by reference to the Annual Report of the Funds for the fiscal year ended March 31, 2012, filed on Form N-CSR (File No. 811-10303) with the SEC on June 8, 2012.

Copies of these materials and other information about Buffalo Funds, the Target Fund and the Acquiring Fund are available upon request and without charge by writing to the addresses below, by visiting the Buffalo Funds website at www.buffalofunds.com, or by calling the telephone number listed as follows:

Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-800-49-BUFFALO
(1-800-492-8332)

Table of Contents - Information Statement
Part B-1

PRO FORMA FINANCIAL INFORMATION

On a pro forma basis for the twelve months ended March 31, 2012, the proposed Reorganization would have resulted in the following approximate changes to expenses:

Pro Forma Adjustments
EXPENSES
Investment advisor fees	($118,583)
Administration, accounting, and transfer agent fees	--
Distribution fees	--
Custodian fees	($28,048)
Insurance fees	--
Registration fees	($18,682)
Professional fees	--
Trustees’ fees and expenses	($727)
Chief Compliance Officer fees	--
Share Reports to Shareholders	--
Miscellaneous expenses	--

Total Expenses	($166,040)

Fees waived and expenses reimbursed	--

Net Expenses	($166,040)

The actual expense ratios of the Funds for the twelve months ended March 31, 2012 were as follows:

	Target Fund	Acquiring Fund
Expense Ratio	1.80%	1.15%

The pro forma combined expense ratio for the twelve months ended would have been 1.14%.

The Acquiring Fund will be the surviving fund for accounting purposes.  The results of operations of the Acquiring Fund for pre-combination periods will not be restated.

No significant accounting policies (including valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended) will change as a result of the proposed Reorganization.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. In a tax-free reorganization:

1.
No gain or loss is recognized by the Target Fund upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund by the Target Fund to its shareholders in termination of the Target Fund.

2.	No gain or loss is recognized by the Target Fund shareholders upon the exchange of their shares of the Target Fund solely for shares of the Acquiring Fund pursuant to the Reorganization.
3.	The historical cost of investment securities generally is carried forward to the Acquiring Fund.

Table of Contents - Information Statement
Part B-2

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at March 31, 2012, the Target Fund and the Acquiring Fund had capital loss carryforwards of the following amounts:

	Expiration	Short-Term	Long-Term
Buffalo China Fund	March 31, 2017	$1,307,508	$--
	March 31, 2018	$7,794,631	$--
	March 31, 2019	$843,515	$--
	Unlimited	$919,459	$664,542
	Totals	$10,865,113	$664,542

Buffalo International Fund	March 31, 2017	$970,960	$--
	March 31, 2018	$2,976,289	$--
	Unlimited	$735,535	$809,320
	Totals	$4,682,784	$809,320

At March 31, 2012, the Funds deferred, on a tax-basis, qualified late year losses, consisting of ordinary late year losses and post-October losses as follows:

	Late Year Ordinary Losses	Post-October Capital Losses
Buffalo China Fund	$--	$475,148
Buffalo International Fund	$35,470	$1,649,383

The Reorganization would impact the use of the Target Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current year capital losses, and unrealized losses that exceed certain thresholds) generally in the following manner: (1) the pre-acquisition losses, subject to the limitations described herein, would benefit the shareholders of the combined Fund, rather than only the shareholders of the Target Fund; (2) the amount of the pre-acquisition losses that could be utilized in any taxable year would equal the long-term tax-exempt rate at such time, multiplied by the aggregate net asset value of the Target Fund at the time of the Reorganization, and this yearly limitation would be increased by any capital gains realized after the Reorganization on securities held by the Target Fund that had unrealized appreciation at the time of the Reorganization; (3) for five years following the date of the Reorganization and assuming certain thresholds are exceeded, subsequently recognized gains that are attributable to appreciation in the Acquiring Fund’s portfolio at the time of the Reorganization cannot be utilized against any pre-acquisition losses of the Target Fund; and (4) the Target Fund’s loss carryforwards, as limited under the previous two rules, are permitted to offset that portion of the gains of the Acquiring Fund for the taxable year of the Reorganization that is equal to the portion of the Acquiring Fund’s taxable year that follows the date of the Reorganization (prorated according to the number of days).

The combination of the above-referenced limitations on the use of the Target Fund’s loss carryforwards may result in a significant portion of the Target Fund’s loss carryforwards subject to the eight taxable year expiration referred to above expiring unused.  It should be noted that there would be no assurances that either Fund would be able to use such losses in the absence of the Reorganization.

The Reorganization would impact the use of the Acquiring Fund’s pre-acquisition losses generally in the following manner: (1) the shareholders of the combined Fund, subject to the limitations described herein, would benefit from the pre-acquisition losses rather than only the shareholders of the Acquiring Fund; and (2) for five years following the date of the Reorganization and assuming certain thresholds are exceeded, any gains recognized after the Reorganization that are attributable to appreciation in the Target Fund’s portfolio at the time of the Reorganization would not be able to be offset by any pre-acquisition losses of the Acquiring Fund.

The capital loss carryforwards and limitations described above may change significantly between now and the Reorganization Closing Date, expected to be approximately January 25, 2013.  Further, the ability of each Fund to use these losses (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses.  The combination of these factors on the use of loss carryforwards may result in some portion of the loss carryforwards of either or both of the Funds expiring unused.

As a result of the blending of tax attributes of the Target Fund and the Acquiring Fund (as affected by the rules discussed above), shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganization not occurred.

Table of Contents - Information Statement
Part B-3

The Acquiring Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.  Management has analyzed the Fund’s tax positions taken for all open federal income tax years (the tax years ended March 31, 2009 through March 31, 2012), and has concluded that as of March 31, 2012 no provision for federal income tax is required in the Fund’s financial statements.

Table of Contents - Information Statement
Part B-4

BUFFALO FUNDS
PART C

OTHER INFORMATION

Item 15.  Indemnification

Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

Article VII, Section 2(b) of the Agreement and Declaration of Trust provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

Item 16.  Exhibits

(1)		Charter Documents.
	(a)	Agreement and Declaration of Trust dated February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.
(b)
Certificate of Trust of Buffalo Funds as filed with the State of Delaware on February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.

(2)		By-Laws of Buffalo Funds dated February 21, 2001, were previously filed with Registration Statement on Form N-1A on February 21, 2001, and are incorporated herein by reference.
(3)		Voting Trust Agreements – Not Applicable.
(4)		Form of Agreement and Plan of Reorganization – Filed as Appendix A to Part A.
(5)		Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Agreement and Declaration of Trust and By-Laws.
(6)		Investment Advisory Contracts.

Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo Mid Cap Fund and Buffalo Science & Technology Fund, dated February 14, 2001, was previously filed with Post-Effective Amendment No. 3 on Form N-1A on December 4, 2001, and is herein incorporated by reference.

Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo Micro Cap Fund, dated May 20, 2004, was previously filed with Post-Effective Amendment No. 8 on Form N-1A on May 19, 2004, and is herein incorporated by reference.

Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo Jayhawk China Fund, dated December 18, 2006, was previously filed with Post-Effective Amendment No. 15 on Form N-1A on December 15, 2006, and is herein incorporated by reference.

Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo International Fund dated August 10, 2007, was previously filed with Post-Effective Amendment No. 18 on Form N-1A on September 27, 2007, and is herein incorporated by reference.

Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds on behalf of its series Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund dated August 19, 2008, was previously filed with Post-Effective Amendment No. 23 on Form N-1A on November 5, 2008, and is herein incorporated by reference.

Part C-1

(7)		Distribution Contracts.
(a)
Distribution Agreement between Quasar Distributors, LLC., Kornitzer Capital Management, Inc., Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc. and Buffalo Funds (Buffalo Mid Cap and Buffalo Science & Technology Funds) dated April 25, 2003, was previously filed with Post-Effective Amendment No. 3 on Form N-1A on July 30, 2003, and is herein incorporated by reference.

(b)
Amended Exhibit A to the Distribution Agreement regarding the addition of the Buffalo Micro Cap Fund was previously filed with Post-Effective Amendment No. 8 on Form N-1A on May 19, 2004, and is herein incorporated by reference.

	(c)	Amendment to the Distribution Agreement dated December 1, 2006, was previously filed with Post-Effective Amendment No. 15 on Form N-1A on December 15, 2006, and is herein incorporated by reference.
	(d)	Amendment to the Distribution Agreement dated August 10, 2007, was previously filed with Post-Effective Amendment No. 18 on Form N-1A on September 27, 2007, and is herein incorporated by reference.
	(e)	Amendment to the Distribution Agreement dated February 15, 2008, was previously filed with Post-Effective Amendment No. 19 on Form N-1A on April 15, 2008, and is herein incorporated by reference.
(8)		Bonus or Profit Sharing Contracts – Not Applicable.
(9)		Custodian Agreements.
	(a)	Amended and Restated Custody Agreement dated December 1, 2006, was previously filed with Post-Effective Amendment No. 15 on Form N-1A on December 15, 2006, and is herein incorporated by reference.
	(b)	Amended and Restated Custody Agreement dated August 10, 2007, was previously filed with Post-Effective Amendment No. 18 on Form N-1A on September 27, 2007, and is herein incorporated by reference.
(c)
Amendment to the Amended and Restated Custody Agreement dated February 15, 2008, was previously filed with Post-Effective Amendment No. 19 on Form N-1A on April 15, 2008, and is herein incorporated by reference.

(10)		Rule 12b-1 and Rule 18f-3 Plans.
	(a)	Rule 12b-1 Plan – Not Applicable.
	(b)	Rule 18f-3 Plan – Not Applicable.
(11)		Opinion and Consent of Counsel regarding the validity of shares to be issued by the Registrant - Filed Herewith
(12)		Form of Opinion and Consent of Counsel regarding certain tax matters – Filed Herewith
(13)		Other Material Contracts.
(a)
Amended and Restated Master Services Agreement dated November 19, 2010, was previously filed with Post-Effective Amendment No. 30 on Form N-1A on July 29, 2011, and is herein incorporated by reference.

(14)		Consent of Independent Registered Public Accounting Firm – Filed Herewith.
(15)		Omitted Financial Statements – Not Applicable.
(16)		Power of Attorney for Registrant dated December 5, 2012 - Filed Herewith
(17)		Other Exhibits.
(a)
The Prospectus and Statement of Additional Information each dated June 29, 2012 of the Buffalo China Fund and the Buffalo International Fund, was previously filed with Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A on June 29, 2012, and is incorporated by reference.

(b)
The Semi-Annual Report to Shareholders of the Buffalo China Fund and the Buffalo International Fund for the Period Ended March 31, 2012 was previously filed on the Trust’s Form N-CSR with the SEC on June 8, 2012 and is incorporated by reference.

Part C-2

Item 17.  Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 upon closing of the Reorganization.

Part C-3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Shawnee Mission and State of Kansas, on the 19th day of December, 2012.

  BUFFALO FUNDS
                                                                    Registrant

                                                                    By: /s/ Kent w. Gasaway
                                                                                 Kent W. Gasaway
                                                                                 President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below on December 19, 2012, by the following persons in the capacities indicated.

/s/ Kent W. Gasaway Kent W. Gasaway	President and Treasurer
Joseph C. Neuberger* Joseph C. Neuberger	Chairman and Trustee
Thomas S. Case* Thomas S. Case	Trustee
J. Gary Gradinger* J. Gary Gradinger	Trustee
Philip J. Kennedy* Philip J. Kennedy	Trustee
Grant P. Sarris* Grant P. Sarris	Trustee
* By: /s/ Kent w. Gasaway Kent W. Gasaway (Pursuant to Power of Attorney previously filed)

Part C-4